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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

          Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

          SEC 2569 (5-07)

Baron Asset Fund	Baron Funds®
Baron Growth Fund
Baron Small Cap Fund
Baron Opportunity Fund
Baron Fifth Avenue Growth Fund
Baron Discovery Fund

March 31, 2014	Semi-Annual Financial Report

Baron Asset Fund
Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3

Baron Growth Fund
Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5

Baron Small Cap Fund
Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7

Baron Opportunity Fund
Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9

Baron Fifth Avenue Growth Fund
Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11

Baron Discovery Fund
Ticker Symbols:
Retail Shares: BDFFX
Institutional Shares: BDFIX
Performance	12
Top Ten Holdings	13
Sector Breakdown	13
Management’s Discussion of Fund Performance	13

Financial Statements

Statements of Net Assets	14
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Notes to Financial Statements	32

Financial Highlights	40

Fund Expenses	46

DEAR BARON FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the “Funds”) for the six months ended March 31, 2014. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semiannually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron	Linda S. Martinson	Peggy Wong
Chief Executive Officer and	Chairman, President and	Treasurer and
Chief Investment Officer	Chief Operating Officer	Chief Financial Officer
May 20, 2014	May 20, 2014	May 20, 2014

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has six series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund. If you are interested in the Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ ProxyVoting Policy is available without charge on the Funds’ website, www.BaronFunds.com or by calling 1-800-99BARON, and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter-end are also available on the Funds’ website.

Some of the comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2014

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND† (RETAIL SHARES) IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2014
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	11.28%	22.34%	13.51%	22.79%	9.51%	11.56%
Baron Asset Fund — Institutional Shares[1,2,4]	11.42%	22.66%	13.81%	23.11%	9.65%	11.62%
Russell Midcap Growth Index[1]	10.44%	24.22%	13.52%	24.73%	9.47%	10.05%[3]
S&P 500 Index[1]	12.51%	21.86%	14.66%	21.16%	7.42%	9.50%

†
The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

*	Not annualized.

[1]
The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2014.

[4]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2014 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2014
Percent of
Net Assets
Gartner, Inc.	4.2%

IDEXX Laboratories, Inc.	3.8%

Illumina, Inc.	3.2%

Arch Capital Group Ltd.	3.0%

priceline.com, Inc.	3.0%

Wynn Resorts Ltd.	3.0%

Verisk Analytics, Inc.	3.0%

The Charles Schwab Corp.	2.9%

SBA Communications Corp.	2.8%

FleetCor Technologies, Inc.	2.7%
31.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2014† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2014, Baron Asset Fund[1] (the “Fund”) gained 11.28%, while the Russell Midcap Growth Index gained 10.44% and the S&P 500 Index gained 12.51%.

The Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline.[2] The Fund purchases companies that the Adviser believes have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

2013 was an outstanding year for the market, and performance in the fourth quarter of 2013 and in January and February of 2014 was largely a continuation of the prior run up. During this six-month period, the Fund benefited from the market’s preference for growth. However, in March, the market experienced a dramatic shift of assets out of growth areas in which stocks were trading at relatively high multiples. Internet retail, Internet software, biotechnology and health care technology were hit the hardest; in contrast, Utilities, Consumer Staples, Energy and certain areas of Health Care benefited from the March rush to safety.

Even with the volatility toward the end of the six-month period, the majority of the sectors in which the Fund is invested contributed to performance, with the Fund’s investments in Consumer Discretionary, Health Care and Financials contributing the most. Materials and Consumer Staples detracted slightly in the period.

Illumina, Inc., the leading provider of next generation DNA sequencing instruments and consumables, was the top contributor to Fund performance. Shares appreciated significantly over the period, driven by continuing strong financial results, strong 2014 financial guidance, and the announcement of multiple new product introductions, including an ultra-high throughput sequencing platform that will be the first to sequence a full human genome for less than $1,000.

LinkedIn Corp., the professional network website, was the largest detractor from Fund performance. Share price declined as a result of decelerating growth in its Marketing Solutions segment. We believe that growth will reaccelerate as LinkedIn rolls out content ads within its newsfeed. We continue to hold the stock due to its strong competitive positioning and growth prospects over the long term.

Despite the drop off in share price among a number of the Fund’s holdings in March, few meaningful business developments negatively impacted our portfolio in the six-month period. We believe our diversified portfolio of fast growing, well managed, competitively advantaged businesses will continue to perform better than the broader market. There is, of course, no guarantee that this will be the case.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

[2]	Prior to February 15, 2007, the Fund’s strategy was to invest primarily in small- and mid-sized growth companies.

Baron Growth Fund (Unaudited)	March 31, 2014

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND† (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2014
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	8.19%	22.25%	14.31%	24.04%	9.77%	14.03%
Baron Growth Fund — Institutional Shares[1,2,3]	8.32%	22.56%	14.61%	24.36%	9.91%	14.11%
Russell 2000 Growth Index[1]	8.70%	27.19%	13.61%	25.24%	8.87%	7.87%
S&P 500 Index[1]	12.51%	21.86%	14.66%	21.16%	7.42%	9.62%

†
The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

*	Not annualized.

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2014 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2014
Percent of
Net Assets
Under Armour, Inc.	3.0%

ITC Holdings Corp.	3.0%

Arch Capital Group Ltd.	2.8%

The Middleby Corp.	2.6%

Dick’s Sporting Goods, Inc.	2.6%

Gartner, Inc.	2.3%

Genesee & Wyoming, Inc.	2.3%

Generac Holdings, Inc.	2.3%

CoStar Group, Inc.	2.2%

FactSet Research Systems, Inc.	2.0%
25.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2014† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2014, Baron Growth Fund[1] (the “Fund”) gained 8.19%, while the Russell 2000 Growth Index gained 8.70% and the S&P 500 Index gained 12.51%.

The Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

2013 was an outstanding year for the market, and performance in the fourth quarter of 2013 and in January and February of 2014 was largely a continuation of the prior run up. However, the advance of equities paused in March. We believe profit taking deferred for tax purposes weighed on markets. In addition, remarks by Federal Reserve Chair Janet Yellen suggesting that interest rates might rise more quickly than expected triggered a rotation out of fast growing businesses into “value oriented” companies later in March. IPOs, Internet and biotechnology stocks, as well as weather-impacted Consumer Discretionary companies, came under particular pressure.

Even with the volatility toward the end of the period, all sectors in which the Fund is invested contributed to performance, with the Fund’s investments in Industrials, Financials and Consumer Discretionary, the top contributors.

Athletic apparel company Under Armour, Inc. was the Fund’s top contributor in the six-month period. Share price increased significantly on the strength of impressive sales gains that continue to exceed expectations. Under Armour is also growing its direct-to-consumer sales through additional outlets, full price stores, and improved e-commerce. The direct business is illustrating the consumer’s desire for higher end items, and we expect retailers to incorporate these products into the wholesale channel.

The largest detractor for the period was LKQ Corp., a seller and distributor of alternative vehicle parts. Shares fell following a critical report that raised issues, including accusations of accounting irregularities, and recommended investors sell the security. We currently believe the accusations to be unsubstantiated. LKQ was the Fund’s top contributor for the year ended December 31, 2013, and it continues to take share in the growing domestic alternative parts market and enter ancillary lines of business with existing customers. Additionally, it is gaining traction in providing these same services internationally.

The Fund continues to invest in a portfolio of businesses that have significantly better financial characteristics than those in the benchmark index against which it is compared. These businesses have comparable growth rates, and significantly higher operating profit margins, net margins, EBITDA margins, return on invested capital, return on equity, return on assets, and lower standard deviations of earnings growth. We invest for the long term, and are optimistic that the pendulum will swing back in favor of the businesses that have produced excellent results for the Fund since its inception.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2014

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2014
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	8.96%	21.18%	12.91%	23.43%	9.32%	10.40%
Baron Small Cap Fund — Institutional Shares[1,2,3]	9.10%	21.47%	13.19%	23.73%	9.45%	10.48%
Russell 2000 Growth Index[1]	8.70%	27.19%	13.61%	25.24%	8.87%	5.43%
S&P 500 Index[1]	12.51%	21.86%	14.66%	21.16%	7.42%	6.14%

*	Not annualized.

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2014 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2014
Percent of
Net Assets
SBA Communications Corp.	3.6%

TransDigm Group, Inc.	3.3%

Gartner, Inc.	2.7%

Gaming and Leisure Properties, Inc.	2.2%

Acuity Brands, Inc.	2.1%

FleetCor Technologies, Inc.	2.0%

Waste Connections, Inc.	1.9%

Berry Plastics Group, Inc.	1.8%

FEI Company	1.8%

United Natural Foods, Inc.	1.8%
23.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2014† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2014, Baron Small Cap Fund[1] (the “Fund”) gained 8.96%, while the Russell 2000 Growth Index gained 8.70% and the S&P 500 Index gained 12.51%.

The Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what the Adviser believes are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

2013 was an outstanding year for the market, and performance in the fourth quarter of 2013 and in January and February of 2014 was largely a continuation of the prior run up. During this time, high growth stocks – biotechnology, Internet and software-as-a-service (SaaS) – led the market. However, in March, the market sold off, led by many of the same high growth stocks that had surged earlier. Utilities, Consumer Staples, Energy and certain areas of Health Care benefited from the March rush to safety.

Even with the volatility toward the end of the six-month period, virtually all sectors in which the Fund is invested contributed to Fund performance, with Consumer Discretionary, Industrials, and Energy the largest contributors. Only Consumer Staples detracted.

TransDigm Group, Inc., an aircraft parts manufacturer, contributed the most to performance in the six-month period, on the strength of impressive earnings numbers and continued successful execution of its strategy. In the period, TransDigm also closed a small aircraft parts acquisition, which was right in the strike zone of its business, and which should be nicely accretive. We believe there are significant additional growth opportunities for TransDigm, including acquisitions and organic growth, in the years ahead.

The largest detractor was Fairway Group Holdings Corp., a specialty food retailer in New York. Fairway’s shares fell sharply over concerns around new store productivity, the health of the chain’s real estate pipeline, and unanticipated management changes. As recognition of the company’s volatile results given a base of just 14 stores, we have begun to reduce our position size until we gain greater clarity on pending leadership changes and signs of improving operational execution.

The Fund’s investments fall into three categories: classic growth stocks, fallen angels, and special situations. The Fund intends to continue to invest predominantly in classic growth stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. Fallen angels are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. Special situations include spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2014

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES) IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2014
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	7.40%	25.29%	10.76%	23.69%	10.09%	5.44%
Baron Opportunity Fund — Institutional Shares[1,2,3]	7.52%	25.56%	11.05%	24.01%	10.23%	5.54%
Russell Midcap Growth Index[1]	10.44%	24.22%	13.52%	24.73%	9.47%	3.23%
S&P 500 Index[1]	12.51%	21.86%	14.66%	21.16%	7.42%	4.23%

†
If the Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

*	Not annualized.

[1]
The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2014 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2014
Percent of
Net Assets
Illumina, Inc.	4.5%

Gartner, Inc.	4.0%

Guidewire Software, Inc.	3.6%

Acxiom Corp.	3.1%

Coupons.com Incorporated	3.0%

DreamWorks Animation SKG, Inc.	2.6%

SBA Communications Corp.	2.6%

comScore, Inc.	2.3%

Red Hat, Inc.	2.3%

Verisk Analytics, Inc.	2.3%
30.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2014† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2014, Baron Opportunity Fund[1] (the “Fund”) gained 7.40%, while the Russell Midcap Growth Index gained 10.44% and the S&P 500 Index gained 12.51%.

The Fund invests primarily in U.S. mid-cap growth companies that the Adviser believes are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services.

2013 was an outstanding year for the market, and performance in the fourth quarter of 2013 and in January and February of 2014 was largely a continuation of the prior run up. The Fund performed ahead of the benchmark for the first five and a half months of the period, only to experience one of the sharpest relative pullbacks in the Fund’s history over the last two weeks of March. During this time, the market experienced a dramatic shift of assets out of certain high growth areas – such as biotechnology, Internet, software-as-a service, social media and cybersecurity – in which many stocks were trading at relatively high multiples. Defensive sectors, such as Utilities, Consumer Staples, Energy, and certain areas of Health Care, benefited from the late March rush to safety.

Most sectors contributed to Fund performance in the six-month period, led by Health Care, Consumer Discretionary, and Information Technology. Sector detractors included Industrials, Consumer Staples, and Financials.

Illumina, Inc., the leading provider of next generation DNA sequencing instruments and consumables, was the top contributor to Fund performance. Shares appreciated significantly over the period, driven by continuing strong financial results, strong 2014 financial guidance, and the announcement of multiple new product introductions, including an ultra-high throughput sequencing platform that will be the first to sequence a full human genome for less than $1,000.

The top detractor for the Fund in the six-month period was Angie’s List, Inc., an online site where consumers can find service providers for home and auto repairs, along with medical professionals, based on reviews from over a million subscribing members. Shares fell on investor concerns over slower growth. We expect shares to rebound on the strength of better execution and a resumption of growth in the number of members and service providers.

We remain focused on finding unique businesses across different segments of the economy that we believe offer long-term secular growth, sustainable competitive advantages, high-quality management teams, and attractive stock prices. We believe that investment returns for stocks are driven by earnings growth, and therefore direct our research towards understanding the drivers of business profit and projecting future profit growth as accurately as we can.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2014

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND (RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2014
	Six Months*	One Year	Three Years	Five Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	11.86%	29.56%	15.72%	20.55%	7.03%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	11.98%	29.85%	15.97%	20.84%	7.16%
S&P 500 Index[1]	12.51%	21.86%	14.66%	21.16%	7.65%
Russell 1000 Growth Index[1]	11.67%	23.22%	14.62%	21.68%	8.06%

*	Not annualized.

[1]
The indexes are unmanaged. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies and the Russell 1000® Growth Index of large-sized U.S. companies that are classified as growth. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2014 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2014
Percent of
Net Assets
Illumina, Inc.	6.2%

Google, Inc.	5.5%

Facebook Inc.	5.4%

Wynn Resorts Ltd.	5.1%

Amazon.com, Inc.	4.8%

Monsanto Co.	4.3%

priceline.com, Inc.	4.3%

Apple, Inc.	4.2%

Visa, Inc.	3.9%

Starbucks Corp.	3.7%
47.4%

SECTOR BREAKDOWN AS OF MARCH 31, 2014† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2014, Baron Fifth Avenue Growth Fund[1] (the “Fund”) gained 11.86%, while the S&P 500 Index gained 12.51% and the Russell 1000 Growth Index gained 11.67%.

The Fund focuses on identifying and investing in unique companies with sustainable competitive advantages that we believe have the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio, with our top ten holdings comprising 35-45% of the Fund. The Fund’s sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

2013 was an outstanding year for the market, and performance in the fourth quarter of 2013 and in January and February of 2014 was largely a continuation of the prior run up. During this five-month period, the Fund benefited from the market’s preference for growth. However, in March, the market experienced a dramatic shift of assets out of growth areas in which stocks were trading at relatively high multiples. Internet retail, Internet software, biotechnology and health care technology were hit the hardest; in contrast, Utilities, Consumer Staples, Energy and certain areas of Health Care benefited from the March rush to safety.

The largest contributors to Fund performance in the period were the Information Technology, Consumer Discretionary, and Health Care sectors. Energy and Industrials were the largest detractors.

Illumina, Inc., the leading provider of next generation DNA sequencing instruments and consumables, was the top individual contributor to performance. Shares appreciated significantly over the period, driven by continuing strong financial results, strong 2014 financial guidance, and the announcement of multiple new product introductions, including an ultra-high throughput sequencing platform that will be the first to sequence a full human genome for less than $1,000.

Citrix Systems, Inc., a designer of software and hardware products that allow users to connect with applications on any device, network or location, was the largest detractor. Citrix shares fell as the company experienced a management transition and issues with product cycle transition, and we subsequently exited our position.

The Fund seeks to manage risk by focusing on business risk (competition, management, regulations), valuation risk (purchase price providing a large enough margin of safety), financial risk (leverage and capital structure), and analysis risk (our assumptions). Our objective is not to predict how markets may perform in a given year. Instead, we aim to create a portfolio of unique companies with different end markets because, in our experience, this is the best way to manage market risk over time.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2014

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2014
Six Months and Since Inception (September 30, 2013)*
Baron Discovery Fund — Retail Shares[1,2]	27.10%
Baron Discovery Fund — Institutional Shares[1,2]	27.30%
Russell 2000 Growth Index[1]	8.70%
S&P 500 Index[1]	12.51%

†
The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

*	Not annualized.

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2014 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2014
Percent of
Net Assets
Flotek Industries, Inc.	3.7%

Pacira Pharmaceuticals, Inc.	3.7%

The Spectranetics Corporation	3.5%

BioScrip, Inc.	3.1%

Western Refining Logistics, LP	2.8%

Ascent Capital Group, Inc.	2.6%

RigNet, Inc.	2.5%

RSP Permian, Inc.	2.5%

Amber Road, Inc.	2.4%

Coupons.com Incorporated	2.3%
29.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2014† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2014, Baron Discovery Fund[1] (the “Fund”) gained 27.10%, significantly outperforming both the Russell 2000 Growth Index, which gained 8.70% and the S&P 500 Index, which gained 12.51%.

The Fund invests primarily in small-sized U.S. companies with significant growth potential and market capitalizations at or below $1.5 billion. The Fund invests for the long term at attractive valuations in companies with appropriately capitalized, open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.

The Fund launched on September 30, 2013. In the first five months since the Fund’s inception, high growth, small cap companies generally did well. In March, however, momentum stocks, high growth stocks and new IPOs all performed worse than both the overall market and the more moderate growth stocks in the Fund’s portfolio. Certain defensive sectors, such as Utilities, Consumer Staples, Energy and areas of Health Care, also benefited from the March rush to safety.

The outperformance that the Fund had in the first five months more than made up for the more difficult March period. Virtually all the sectors in which we are invested contributed to performance, with the Fund’s investments in Industrials, Information Technology, and Health Care contributing the most. Only the Consumer Staples sector detracted slightly in the period.

Voxeljet AG, a manufacturer of 3D printing equipment and provider of printing services, contributed the most in the six-month period. We participated in voxeljet’s IPO, but after the stock ran up 267%, we could no longer justify the valuation even while factoring in what we believe is a large market opportunity. We continue to follow the company closely and may re-invest at more reasonable valuations.

The biggest detractor was BioScrip, Inc., an operator of infusion therapy pharmacies. While the company continues to execute its strategy of consolidating the infusion services industry, it stumbled after a non-core legacy business performed worse than expected. Although the miscue is not dire, it hurt management’s credibility after it had to reset guidance. We continue to believe substantial value and growth in the core infusion business exists, as recently validated by CVS’s purchase of the number two player, Coram LLC, for a very high multiple of cash flow.

While the stock market was relatively more volatile in March, we think the long-term fundamentals of our companies remain strong. We believe the companies we own are high quality, innovative and run by excellent management teams. We are optimistic that they will be significantly bigger next year than they are today and that this growth can continue for years after.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2014

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2014

Shares		Cost	Value

Common Stocks (97.23%)

Consumer Discretionary (25.75%)
	Apparel, Accessories & Luxury Goods (2.71%)
175,000	Fossil Group, Inc.[1]	$13,482,048	$20,406,750
335,000	Ralph Lauren Corp.	6,121,011	53,911,550

		19,603,059	74,318,300
	Automotive Retail (1.28%)
750,000	CarMax, Inc.[1]	14,772,082	35,100,000

	Broadcasting (2.03%)
675,000	Discovery Communications, Inc., Cl A 1	16,256,056	55,822,500

	Casinos & Gaming (3.03%)
375,000	Wynn Resorts Ltd.	0	83,306,250

	Education Services (0.50%)
325,000	DeVry Education Group, Inc.	546,016	13,776,750

	Hotels, Resorts & Cruise Lines (3.94%)
800,000	Choice Hotels International, Inc.	3,577,372	36,800,000
1,025,000	Hyatt Hotels Corp., Cl A1	30,808,659	55,155,250
507,471	Norwegian Cruise Line Holdings Ltd.[1,2]	9,641,949	16,376,089

		44,027,980	108,331,339
	Internet Retail (5.05%)
2,972,068	AO World plc (United Kingdom)[1,2]	15,444,522	15,558,334
1,052,295	HomeAway, Inc.[1]	27,704,048	39,639,953
70,000	priceline.com, Inc.[1]	11,322,990	83,432,300

		54,471,560	138,630,587
	Leisure Facilities (2.54%)
1,000,000	Vail Resorts, Inc.	19,491,425	69,700,000

	Specialty Stores (4.67%)
825,000	Dick’s Sporting Goods, Inc.	25,648,809	45,053,250
500,000	Tiffany & Co.	15,543,940	43,075,000
570,000	Tractor Supply Co.	18,855,913	40,259,100

		60,048,662	128,387,350

Total Consumer Discretionary		229,216,840	707,373,076

Consumer Staples (1.05%)
	Food Distributors (0.71%)
275,000	United Natural Foods, Inc.[1]	14,611,786	19,503,000

	Food Retail (0.34%)
258,876	Sprouts Farmers Market, Inc.[1]	4,659,768	9,327,302

Total Consumer Staples		19,271,554	28,830,302

Energy (6.33%)
	Oil & Gas Drilling (1.76%)
450,000	Helmerich & Payne, Inc.	13,140,149	48,402,000

	Oil & Gas Equipment & Services (2.24%)
235,000	Core Laboratories N.V.[2]	16,127,180	46,633,400
150,000	Oil States International, Inc.[1]	10,032,536	14,790,000

		26,159,716	61,423,400
	Oil & Gas Exploration & Production (1.22%)
274,500	Concho Resources, Inc.[1]	12,981,350	33,626,250
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (1.11%)
450,000	Phillips 66 Partners LP	$12,772,374	$21,856,500
174,934	Western Gas Equity Partners LP	3,848,548	8,591,009

		16,620,922	30,447,509

Total Energy		68,902,137	173,899,159

Financials (11.92%)
	Asset Management & Custody Banks (1.79%)
350,000	Artisan Partners Asset Management, Inc., Cl A	21,700,000	22,487,500
325,000	T. Rowe Price Group, Inc.	7,848,785	26,763,750

		29,548,785	49,251,250
	Investment Banking & Brokerage (2.88%)
2,900,000	The Charles Schwab Corp.	3,245,756	79,257,000

	Office REITs (1.18%)
89,500	Alexander’s, Inc[4]	4,271,765	32,308,605

	Property & Casualty Insurance (3.04%)
1,450,000	Arch Capital Group Ltd.[1,2]	15,819,917	83,433,000

	Real Estate Services (2.15%)
2,150,000	CBRE Group, Inc., Cl A1	29,247,253	58,974,500

	Regional Banks (0.88%)
450,000	First Republic Bank	11,878,902	24,295,500

Total Financials		94,012,378	327,519,855

Health Care (14.72%)
	Health Care Distributors (1.52%)
350,000	Henry Schein, Inc.[1]	9,382,832	41,779,500

	Health Care Equipment (3.76%)
850,000	IDEXX Laboratories, Inc.[1]	35,193,619	103,190,000

	Health Care Facilities (1.07%)
360,000	Universal Health Services, Inc., Cl B	21,989,006	29,545,200

	Health Care Supplies (1.12%)
225,000	The Cooper Companies., Inc.	28,936,171	30,906,000

	Health Care Technology (1.12%)
265,000	Cerner Corp.[1]	5,777,893	14,906,250
290,000	Medidata Solutions, Inc.[1]	17,733,633	15,758,600

		23,511,526	30,664,850
	Life Sciences Tools & Services (6.13%)
585,000	Illumina, Inc.[1]	25,575,206	86,966,100
275,000	Mettler-Toledo International, Inc. [1]	17,214,470	64,812,000
325,000	Quintiles Transnational Holdings, Inc.[1]	14,355,784	16,500,250

		57,145,460	168,278,350

Total Health Care		176,158,614	404,363,900

Industrials (17.93%)
	Construction Machinery & Heavy Trucks (1.20%)
425,000	Westinghouse Air Brake Technologies Corporation	28,502,302	32,937,500

14	See Notes to Financial Statements.

March 31, 2014	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Electrical Components & Equipment (1.39%)
285,000	Roper Industries, Inc.	$24,284,402	$38,050,350

	Environmental & Facilities Services (1.48%)
225,000	Clean Harbors, Inc.[1]	12,489,657	12,327,750
250,000	Stericycle, Inc.[1]	7,016,768	28,405,000

		19,506,425	40,732,750
	Industrial Machinery (5.59%)
950,000	Colfax Corp.[1]	30,771,922	67,763,500
150,000	The Middleby Corp.[1]	23,539,575	39,631,500
515,000	Pall Corp.	34,248,477	46,077,050

		88,559,974	153,472,050
	Research & Consulting Services (5.38%)
1,485,000	Nielsen Holdings N.V.[2]	37,011,878	66,275,550
1,360,000	Verisk Analytics, Inc., Cl A1	35,122,903	81,545,600

		72,134,781	147,821,150
	Trading Companies & Distributors (2.89%)
1,175,000	Fastenal Co.	21,409,223	57,951,000
800,000	MRC Global, Inc.[1]	18,011,886	21,568,000

		39,421,109	79,519,000

Total Industrials		272,408,993	492,532,800

Information Technology (16.05%)
	Application Software (5.36%)
700,000	ANSYS, Inc.[1]	21,311,741	53,914,000
525,000	FactSet Research Systems, Inc.	28,837,255	56,600,250
750,000	Guidewire Software, Inc.[1]	36,397,561	36,787,500

		86,546,557	147,301,750
	Data Processing & Outsourced Services (2.72%)
650,000	FleetCor Technologies, Inc.[1]	23,746,965	74,815,000

	Internet Software & Services (2.75%)
175,000	LinkedIn Corp., Cl A1	9,912,287	32,364,500
148,032	Shutterstock, Inc.[1]	9,483,222	10,748,603
600,000	Verisign, Inc.[1]	27,498,020	32,346,000

		46,893,529	75,459,103
	IT Consulting & Other Services (5.22%)
155,000	Equinix, Inc.[1,4]	10,768,505	28,650,200
1,650,000	Gartner, Inc.[1]	36,183,876	114,576,000

		46,952,381	143,226,200

Total Information Technology		204,139,432	440,802,053

Materials (0.72%)
	Industrial Gases (0.72%)
185,000	Airgas, Inc.	12,122,086	19,704,350

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (2.76%)
	Wireless Telecommunication Services (2.76%)
835,000	SBA Communications Corp., Cl A1	$24,995,326	$75,951,600

Total Common Stocks		1,101,227,360	2,670,977,095

Private Equity Investments (0.92%)

Financials (0.92%)
	Asset Management & Custody Banks (0.92%)
7,056,223	Windy City Investments
7,056,223	Windy City Investments Holdings, L.L.C.[1,3,4,6]	34,581,904	25,120,153

Principal
Amount

Short Term Investments (1.10%)

$30,305,044	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $30,305,044; (Fully collateralized by $3,960,000 U.S. Treasury Bond, 8.00% due 11/15/2021; Market value - $5,628,150 and $26,135,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $25,285,613)[5]	30,305,044	30,305,044

Total Investments (99.25%)		$1,166,114,308	2,726,402,292

Cash and Other Assets Less Liabilities (0.75%)			20,666,512

Net Assets			$2,747,068,804

Retail Shares (Equivalent to $62.45 per share based on 34,124,107 shares outstanding)			$2,130,974,439

Institutional Shares (Equivalent to $63.46 per share based on 9,708,595 shares outstanding)			$616,094,365

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At March 31, 2014, the market value of restricted and fair valued securities amounted to $25,120,153 or 0.92% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron Growth Fund	March 31, 2014

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2014

Shares		Cost	Value

Common Stocks (95.62%)

Consumer Discretionary (23.31%)
	Apparel, Accessories & Luxury Goods (2.98%)
2,200,000	Under Armour, Inc., Cl A1	$35,055,752	$252,208,000

	Automotive Retail (0.38%)
750,000	Penske Automotive Group, Inc.	13,032,059	32,070,000

	Casinos & Gaming (1.37%)
3,837,010	Penn National Gaming, Inc.[1]	32,661,798	47,271,963
2,900,000	Pinnacle Entertainment, Inc.[1]	47,133,881	68,730,000

		79,795,679	116,001,963
	Distributors (1.80%)
5,775,000	LKQ Corp. [1]	34,921,801	152,171,250

	Education Services (2.11%)
2,257,170	Bright Horizons Family Solutions, Inc.[1]	74,787,601	88,277,919
2,000,000	DeVry Education Group, Inc.	29,820,976	84,780,000
323,035	Nord Anglia Education, Inc.[1,2]	6,305,440	6,192,581

		110,914,017	179,250,500
	Home Improvement Retail (1.31%)
1,180,000	Lumber Liquidators Holdings, Inc.[1]	27,982,185	110,684,000

	Hotels, Resorts & Cruise Lines (3.10%)
3,007,500	Choice Hotels International, Inc.[4]	73,061,456	138,345,000
271,739	Diamond Resorts International, Inc.[1]	3,804,346	4,605,976
2,867,500	Interval Leisure Group, Inc.	55,513,900	74,956,450
795,985	Marriott Vacations Worldwide Corp.[1]	41,597,134	44,503,521

		173,976,836	262,410,947
	Internet Retail (0.66%)
10,725,354	AO World plc (United Kingdom)[1,2]	54,235,347	56,145,635

	Leisure Facilities (1.95%)
140,607	ClubCorp Holdings, Inc.	2,456,520	2,657,472
2,064,800	Vail Resorts, Inc.[4]	59,870,980	143,916,560
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada)[2]	15,542,103	18,656,776

		77,869,603	165,230,808
	Leisure Products (0.09%)
300,000	BRP, Inc. (Canada)[1,2]	6,242,137	7,856,174

	Movies & Entertainment (2.23%)
2,750,000	DreamWorks Animation SKG, Inc., Cl A1	77,725,765	73,012,500
825,000	Imax Corporation[1,2]	24,595,388	22,547,250
5,422,299	Manchester United plc, Cl A1,2,6	76,721,822	93,480,435

		179,042,975	189,040,185
	Publishing (1.09%)
1,175,000	Morningstar, Inc.	25,213,451	92,848,500

	Restaurants (0.94%)
450,000	Panera Bread Co., Cl A1	15,602,751	79,411,500

	Specialty Stores (3.30%)
1,628,912	The Container Store Group, Inc.[1]	57,232,697	55,301,562
4,100,000	Dick’s Sporting Goods, Inc.	69,383,822	223,901,000

		126,616,519	279,202,562

Total Consumer Discretionary		960,501,112	1,974,532,024

Shares		Cost	Value

Common Stocks (continued)

Consumer Staples (5.25%)
	Brewers (0.58%)
201,400	The Boston Beer Co., Inc., Cl A1	$29,104,380	$49,288,622

	Food Distributors (1.92%)
2,290,237	United Natural Foods, Inc.[1]	98,857,949	162,423,608

	Household Products (1.22%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	103,605,000

	Packaged Foods & Meats (1.53%)
1,800,000	TreeHouse Foods, Inc.[1]	85,049,691	129,582,000

Total Consumer Staples		240,352,847	444,899,230

Energy (6.75%)
	Oil & Gas Drilling (1.14%)
900,000	Helmerich & Payne, Inc.	20,239,976	96,804,000

	Oil & Gas Equipment & Services (3.02%)
330,000	CARBO Ceramics, Inc.	21,169,023	45,536,700
750,000	Core Laboratories N.V.[2]	17,648,703	148,830,000
709,374	SEACOR Holdings, Inc.[1]	33,010,892	61,304,101

		71,828,618	255,670,801
	Oil & Gas Exploration & Production (0.89%)
247,191	Oasis Petroleum, Inc.[1]	3,460,674	10,315,280
1,250,000	RSP Permian, Inc.[1]	25,520,068	36,112,500
400,000	SM Energy Co.	13,315,693	28,516,000

		42,296,435	74,943,780
	Oil & Gas Storage & Transportation (1.70%)
502,392	Atlas Energy LP	21,243,093	21,622,952
70,000	MPLX LP	1,540,000	3,429,300
1,200,000	Targa Resources Corp.	36,086,844	119,112,000

		58,869,937	144,164,252

Total Energy		193,234,966	571,582,833

Financials (14.89%)
	Asset Management & Custody Banks (4.01%)
1,994,899	The Carlyle Group	43,767,989	70,100,751
2,200,000	Cohen & Steers, Inc.	59,239,244	87,670,000
1,300,000	Eaton Vance Corp.	22,662,707	49,608,000
1,199,681	Financial Engines, Inc.	18,866,956	60,919,801
1,230,195	Oaktree Capital Group, LLC	53,958,848	71,548,141

		198,495,744	339,846,693
	Diversified REITs (0.28%)
712,000	American Assets Trust, Inc.	13,797,057	24,022,880

	Hotel & Resort REITs (0.61%)
1,650,000	LaSalle Hotel Properties	38,657,293	51,661,500

	Life & Health Insurance (1.50%)
2,700,000	Primerica, Inc.	65,591,464	127,197,000

	Office REITs (1.67%)
135,000	Alexander’s, Inc[5]	28,435,048	48,733,650
3,400,000	Douglas Emmett, Inc.	44,383,104	92,276,000

		72,818,152	141,009,650

16	See Notes to Financial Statements.

March 31, 2014	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Property & Casualty Insurance (2.80%)
4,125,000	Arch Capital Group Ltd.[1,2]	$40,614,565	$237,352,500

	Residential REITs (0.28%)
625,000	American Campus Communities, Inc.	15,945,384	23,343,750

	Specialized Finance (1.57%)
3,100,000	MSCI, Inc. [1]	65,773,603	133,362,000

	Specialized REITs (2.17%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,318,982	56,234,000
3,496,074	Gaming and Leisure Properties, Inc.	89,454,330	127,466,858

		118,773,312	183,700,858

Total Financials		630,466,574	1,261,496,831

Health Care (8.31%)
	Biotechnology (0.12%)
240,000	ACADIA Pharmaceuticals, Inc.[1]	5,680,984	5,839,200
141,872	Foundation Medicine, Inc.[1]	3,713,510	4,592,397

		9,394,494	10,431,597
	Health Care Equipment (1.64%)
400,000	Edwards Lifesciences Corp.[1]	5,349,910	29,668,000
900,000	IDEXX Laboratories, Inc.[1]	28,558,026	109,260,000

		33,907,936	138,928,000
	Health Care Facilities (2.04%)
275,000	Brookdale Senior Living, Inc.[1]	5,469,421	9,215,250
4,000,000	Community Health Systems, Inc.[1]	77,630,412	156,680,000
200,000	VCA Antech, Inc.[1]	3,991,557	6,446,000

		87,091,390	172,341,250
	Health Care Services (0.09%)
150,000	IPC The Hospitalist Co., Inc.[1]	3,121,418	7,362,000

	Health Care Supplies (0.75%)
365,038	Neogen Corp.[1]	8,075,677	16,408,458
1,077,686	West Pharmaceutical Services, Inc.	37,684,652	47,472,068

		45,760,329	63,880,526
	Health Care Technology (0.26%)
828,286	Castlight Health Inc., Cl A1,3,7	4,999,998	16,391,780
242,960	Castlight Health Inc., Cl B1	5,154,130	5,155,611

		10,154,128	21,547,391
	Life Sciences Tools & Services (2.42%)
550,000	Mettler-Toledo International, Inc.[1]	27,486,940	129,624,000
880,943	TECHNE Corp.	46,631,249	75,206,104

		74,118,189	204,830,104
	Pharmaceuticals (0.99%)
4,194,924	CFR Pharmaceuticals SA 144A, ADR[2,7]	98,133,025	84,234,074

Total Health Care		361,680,909	703,554,942

Shares		Cost	Value

Common Stocks (continued)

Industrials (14.73%)
	Building Products (0.07%)
83,026	Trex Co., Inc.[1]	$5,938,133	$6,074,182

	Construction & Engineering (0.12%)
273,385	Badger Daylighting Ltd. (Canada)[2]	9,983,673	10,275,122

	Diversified Support Services (1.72%)
4,000,000	Copart, Inc.[1]	49,463,498	145,560,000

	Electrical Components & Equipment (2.26%)
3,250,000	Generac Holdings, Inc.[1]	14,765,525	191,652,500

	Environmental & Facilities Services (0.12%)
350,000	Tetra Tech, Inc.[1]	6,704,082	10,356,500

	Industrial Machinery (5.31%)
2,315,480	Colfax Corp.[1]	53,608,386	165,163,188
850,000	The Middleby Corp.[1]	74,456,718	224,578,500
400,000	Valmont Industries, Inc.	32,589,034	59,536,000

		160,654,138	449,277,688
	Railroads (2.30%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	194,640,000

	Research & Consulting Services (1.12%)
555,000	The Advisory Board Co.[1]	29,640,035	35,658,750
375,000	IHS, Inc., Cl A1	15,320,116	45,562,500
600,000	Mistras Group, Inc.[1]	7,563,468	13,662,000

		52,523,619	94,883,250
	Trading Companies & Distributors (1.38%)
2,000,000	Air Lease Corp.	47,523,423	74,580,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	41,962,200

		64,806,160	116,542,200
	Trucking (0.33%)
475,000	Landstar System, Inc.	11,073,375	28,129,500

Total Industrials		408,133,372	1,247,390,942

Information Technology (18.26%)
	Application Software (8.80%)
2,109,430	Advent Software, Inc.[1]	31,797,327	61,932,865
1,950,000	ANSYS, Inc.[1]	46,916,462	150,189,000
1,320,000	Bottomline Technologies (de), Inc.[1]	38,313,678	46,398,000
825,000	Concur Technologies, Inc.[1]	18,214,873	81,732,750
1,600,000	FactSet Research Systems, Inc.	80,624,740	172,496,000
1,083,387	Guidewire Software, Inc.[1]	34,544,867	53,140,133
1,575,000	Pegasystems, Inc.	48,284,534	55,629,000
3,087,713	SS&C Technologies Holdings, Inc.[1]	52,369,849	123,570,274

		351,066,330	745,088,022
	Data Processing & Outsourced Services (1.62%)
3,050,000	MAXIMUS, Inc.	58,567,377	136,823,000

	Electronic Equipment & Instruments (0.79%)
650,000	FEI Company	24,367,636	66,963,000

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2014

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Internet Software & Services (2.98%)
1,044,142	Benefitfocus, Inc.[1]	$50,291,701	$49,043,350
999,653	CoStar Group, Inc.[1]	44,116,616	186,675,201
225,000	Shutterstock, Inc.[1]	15,012,217	16,337,250

		109,420,534	252,055,801
	IT Consulting & Other Services (3.89%)
6,000,000	Booz Allen Hamilton Holding Corp.	81,770,540	132,000,000
2,850,000	Gartner, Inc.[1]	45,787,107	197,904,000

		127,557,647	329,904,000
	Systems Software (0.18%)
1,000,000	TOTVS SA (Brazil)[2]	13,212,014	15,689,731

Total Information Technology		684,191,538	1,546,523,554

Materials (1.15%)
	Construction Materials (1.09%)
1,700,000	CaesarStone Sdot-Yam Ltd.[1,2]	30,268,064	92,446,000

	Fertilizers & Agricultural Chemicals (0.06%)
4,897,742	Agrinos AS (Mexico)[1,2]	18,309,382	4,907,721

Total Materials		48,577,446	97,353,721

Utilities (2.97%)
	Electric Utilities (2.97%)
6,735,000	ITC Holdings Corp.	69,683,649	251,552,250

Total Common Stocks		3,596,822,413	8,098,886,327

Private Equity Investments (0.10%)

Financials (0.10%)
	Asset Management & Custody Banks (0.10%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,8]	8,630,998	8,455,618

Rights (0.00%)

Materials (0.00%)
	Fertilizers & Agricultural Chemicals (0.00%)
393,349	Agrinos AS Exp 7/15/2015 (Mexico)[1,2,3,7]	0	79,487

Principal
Amount		Cost	Value

Short Term Investments (4.21%)

Repurchase Agreement (4.13%)
$350,195,915	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014,0.00% due 4/1/2014;Proceeds at maturity -$350,195,915; (Fully collateralized by $194,650,000 U.S. Treasury Bond,8.125% due 5/15/2021; Market value -$275,673,063, $76,735,000 U.S. Treasury Note,3.125% due 5/15/2021; Market value -$81,530,938)[7]	$350,195,915	$350,195,915

Shares

Securities Lending Collateral (0.08%)
6,400,650	State Street Navigator Securities Lending Prime Portfolio[7,9]	6,400,650	6,400,650

Total Short Term Investments		356,596,565	356,596,565

Total Investments (99.93%)		$3,962,049,976	8,464,017,997

Cash and Other Assets Less Liabilities (0.07%)			6,218,714

Net Assets			$8,470,236,711

Retail Shares (Equivalent to $72.52 per share based on 66,223,736 shares outstanding)			$4,802,238,865

Institutional Shares (Equivalent to $73.31 per share based on 50,032,708 shares outstanding)			$3,667,997,846

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At March 31, 2014, the market value of restricted and fair valued securities amounted to $24,926,885 or 0.29% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 9 regarding “Affiliated”companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	The value on loan at March 31, 2014 amounted to $6,216,744 or 0.07% of net assets. See Note 2d regarding Securities Lending.
[7]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.
[9]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.
ADR	American Depositary Receipt.
144A
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2014, the market value of Rule 144A securities amounted to $84,234,074 or 0.99% of net assets.

All securities are Level 1, unless otherwise noted.

18	See Notes to Financial Statements.

March 31, 2014	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (97.59%)
Consumer Discretionary (20.00%)
	Advertising (0.53%)
2,000,000	National CineMedia, Inc.	$30,553,305	$30,000,000

	Apparel, Accessories & Luxury Goods (4.15%)
650,000	Fossil Group, Inc.[1]	15,294,653	75,796,500
2,000,000	Iconix Brand Group, Inc.[1]	29,279,689	78,540,000
4,000,000	Quiksilver, Inc.[1]	10,643,095	30,040,000
1,900,000	Tumi Holdings, Inc.[1]	37,991,513	42,997,000
350,000	Vince Holding Corp.[1]	7,985,127	9,226,000

		101,194,077	236,599,500
	Broadcasting (1.49%)
650,000	Liberty Media Corp., Cl A1	7,777,986	84,974,500

	Casinos & Gaming (1.82%)
3,000,000	Penn National Gaming, Inc.[1]	17,926,778	36,960,000
300,000	Wynn Resorts Ltd.	1,271,840	66,645,000

		19,198,618	103,605,000
	Education Services (2.14%)
2,335,847	Bright Horizons Family Solutions, Inc.[1]	79,603,877	91,354,976
1,600,000	Nord Anglia Education, Inc.[1,2]	27,586,042	30,672,000

		107,189,919	122,026,976
	Home Improvement Retail (1.56%)
950,000	Lumber Liquidators Holdings, Inc.[1]	24,622,142	89,110,000

	Homefurnishing Retail (1.26%)
1,500,000	Mattress Firm Holding Corp.[1]	38,344,769	71,745,000

	Internet Retail (1.49%)
2,250,000	HomeAway, Inc.[1]	54,558,103	84,757,500

	Movies & Entertainment (1.71%)
1,250,000	The Madison Square Garden Co., Cl A1	31,872,245	70,975,000
1,250,000	SFX Entertainment, Inc.[1]	16,066,093	8,812,500
2,500,000	SFX Entertainment, Inc.[1,3,6]	10,000,000	17,500,000

		57,938,338	97,287,500
	Restaurants (2.96%)
1,000,000	BJ’s Restaurants, Inc.[1]	36,351,290	32,710,000
1,650,000	The Cheesecake Factory, Inc.	39,429,179	78,589,500
2,050,000	Del Frisco’s Restaurant Group, Inc.[1,4]	42,350,887	57,195,000

		118,131,356	168,494,500
	Specialty Stores (0.89%)
1,500,000	The Container Store Group, Inc.[1]	50,917,019	50,925,000

Total Consumer Discretionary		610,425,632	1,139,525,476

Consumer Staples (3.87%)
	Food Distributors (2.59%)
2,100,000	The Chefs’ Warehouse, Inc[1,4]	34,148,417	44,940,000
1,450,000	United Natural Foods, Inc.[1]	62,683,145	102,834,000

		96,831,562	147,774,000
	Food Retail (1.28%)
1,750,000	Fairway Group Holdings Corp.[1]	30,276,146	13,370,000
950,600	Susser Holdings Corp.[1]	40,360,527	59,383,982

		70,636,673	72,753,982

Total Consumer Staples		167,468,235	220,527,982

Shares		Cost	Value
Common Stocks (continued)
Energy (8.86%)
	Oil & Gas Equipment & Services (2.87%)
200,000	CARBO Ceramics, Inc.	$13,114,504	$27,598,000
450,000	Core Laboratories N. V.[2]	17,021,125	89,298,000
1,500,000	Forum Energy Technologies, Inc.[1]	30,924,862	46,470,000

		61,060,491	163,366,000
	Oil & Gas Exploration & Production (0.99%)
311,642	Athlon Energy, Inc.[1]	6,664,254	11,047,709
650,000	Bonanza Creek Energy, Inc.[1]	21,498,889	28,860,000
400,000	Oasis Petroleum, Inc.[1]	5,600,000	16,692,000

		33,763,143	56,599,709
	Oil & Gas Storage & Transportation (5.00%)
750,000	Phillips 66 Partners LP	20,967,947	36,427,500
5,000,000	Scorpio Tankers, Inc.[2]	42,287,906	49,850,000
1,000,000	Susser Petroleum Partners LP	22,483,830	35,150,000
750,000	Targa Resources Corp.	17,965,719	74,445,000
500,000	Tesoro Logistics LP	20,942,214	30,105,000
707,200	Valero Energy Partners LP	18,492,945	27,998,048
1,000,000	Western Refining Logistics LP	23,110,967	31,150,000

		166,251,528	285,125,548

Total Energy		261,075,162	505,091,257

Financials (8.82%)
	Asset Management & Custody Banks (2.46%)
875,000	Artisan Partners Asset Management, Inc., Cl A	36,710,498	56,218,750
1,650,000	Financial Engines, Inc.	25,939,077	83,787,000

		62,649,575	140,005,750
	Hotel & Resort REITs (2.09%)
2,000,000	Chesapeake Lodging Trust	35,107,110	51,460,000
1,500,000	LaSalle Hotel Properties	34,882,420	46,965,000
1,500,000	Sunstone Hotel Investors, Inc.	17,734,422	20,595,000

		87,723,952	119,020,000
	Office REITs (0.62%)
350,000	SL Green Realty Corp.	7,505,834	35,217,000

	Real Estate Services (0.72%)
1,500,000	CBRE Group, Inc., Cl A1	7,261,912	41,145,000

	Specialized REITs (2.24%)
3,500,000	Gaming and Leisure Properties, Inc.	79,259,932	127,610,000

	Thrifts & Mortgage Finance (0.69%)
1,750,000	Essent Group, Ltd.[1,2]	36,314,929	39,305,000

Total Financials		280,716,134	502,302,750

Health Care (9.11%)
	Biotechnology (0.68%)
750,000	Cepheid[1]	24,504,440	38,685,000

	Health Care Equipment (3.64%)
1,250,000	DexCom, Inc.[1]	17,100,777	51,700,000
500,000	HeartWare International, Inc.[1]	49,640,437	46,890,000
670,922	IDEXX Laboratories, Inc.[1]	21,699,129	81,449,931
1,000,000	Masimo Corp.[1]	19,567,467	27,310,000

		108,007,810	207,349,931

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2014

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Facilities (2.17%)
2,985,000	Brookdale Senior Living, Inc.[1]	$53,151,499	$100,027,350
750,000	Emeritus Corp.[1]	19,131,389	23,580,000

		72,282,888	123,607,350
	Life Sciences Tools & Services (2.62%)
300,000	Covance, Inc.[1]	10,515,514	31,170,000
1,250,000	ICON plc[1,2]	39,600,120	59,437,500
250,000	Mettler-Toledo International, Inc.[1]	14,245,818	58,920,000

		64,361,452	149,527,500

Total Health Care		269,156,590	519,169,781

Industrials (16.69%)
	Aerospace & Defense (5.04%)
2,250,000	DigitalGlobe, Inc.[1]	66,689,631	65,272,500
1,950,000	The KEYW Holding Corp.[1,4]	20,680,495	36,484,500
1,000,000	TransDigm Group, Inc.[1]	2,125,486	185,200,000

		89,495,612	286,957,000
	Electrical Components & Equipment (2.10%)
900,000	Acuity Brands, Inc.	48,489,308	119,313,000

	Environmental & Facilities Services (3.03%)
1,150,000	Clean Harbors, Inc.[1]	29,600,019	63,008,500
2,500,000	Waste Connections, Inc.	44,418,371	109,650,000

		74,018,390	172,658,500
	Human Resource & Employment Services (0.87%)
1,100,000	On Assignment, Inc.[1]	21,101,241	42,449,000
304,462	Paylocity Holding Corp.[1]	5,610,928	7,322,311

		26,712,169	49,771,311
	Industrial Machinery (2.79%)
450,000	Graco, Inc.	10,112,115	33,633,000
750,000	Nordson Corp.	22,985,460	52,867,500
2,500,000	Rexnord Corp.[1]	47,210,825	72,450,000

		80,308,400	158,950,500
	Office Services & Supplies (0.52%)
1,451,700	Interface, Inc.	19,551,249	29,832,435

	Railroads (1.38%)
809,050	Genesee & Wyoming, Inc., Cl A1	22,253,549	78,736,746

	Research & Consulting Services (0.96%)
850,000	The Advisory Board Co.[1]	45,821,675	54,612,500

Total Industrials		406,650,352	950,831,992

Information Technology (19.48%)
	Application Software (6.50%)
1,680,700	ACI Worldwide, Inc.[1]	65,927,706	99,480,633
2,000,000	Advent Software, Inc.[1]	29,073,517	58,720,000
1,263,333	Guidewire Software, Inc.[1]	32,362,708	61,966,484
3,000,000	RealPage, Inc.[1]	60,283,012	54,480,000
700,000	The Ultimate Software Group, Inc.[1]	17,611,028	95,900,000

		205,257,971	370,547,117
Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (3.10%)
1,000,000	FleetCor Technologies, Inc.[1]	$25,103,188	$115,100,000
650,000	WEX, Inc.[1]	30,423,456	61,782,500

		55,526,644	176,882,500
	Electronic Equipment & Instruments (3.66%)
1,750,000	Cognex Corp.[1]	28,532,685	59,255,000
708,767	Coherent, Inc.[1]	34,030,133	46,317,923
1,000,000	FEI Company	40,414,234	103,020,000

		102,977,052	208,592,923
	Internet Software & Services (0.62%)
1,500,000	Angie’s List, Inc.[1]	31,901,486	18,270,000
500,000	comScore, Inc.[1]	16,656,707	16,395,000
31,818	Viggle, Inc.[1,3,6]	13,000,000	659,587

		61,558,193	35,324,587
	IT Consulting & Other Services (5.13%)
1,800,000	Acxiom Corp.[1]	44,648,394	61,911,000
400,000	Equinix, Inc.[1,5]	23,435,720	73,936,000
2,250,000	Gartner, Inc.[1]	41,942,703	156,240,000

		110,026,817	292,087,000
	Systems Software (0.47%)
2,000,000	Rally Software Development Corp.[1,4]	48,044,303	26,760,000

Total Information Technology		583,390,980	1,110,194,127

Materials (5.82%)
	Diversified Metals & Mining (1.46%)
4,000,000	Globe Specialty Metals, Inc.[4]	46,608,066	83,280,000

	Metal & Glass Containers (1.83%)
4,500,000	Berry Plastics Group, Inc.[1]	75,853,854	104,175,000

	Specialty Chemicals (1.85%)
1,500,000	Flotek Industries, Inc.[1]	30,309,108	41,775,000
3,333,333	Platform Specialty Products Corp. (formerly, Platform Acquisition Holdings Ltd.)[1]	54,554,163	63,499,994

		84,863,271	105,274,994
	Steel (0.68%)
1,000,000	SunCoke Energy, Inc.[1]	16,688,469	22,840,000
540,000	SunCoke Energy Partners LP	12,078,854	15,795,000

		28,767,323	38,635,000

Total Materials		236,092,514	331,364,994

Telecommunication Services (4.50%)
	Wireless Telecommunication Services (4.50%)
148,323,290	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2,6]	30,976,387	51,562,886
2,250,000	SBA Communications Corp., Cl A1	16,073,051	204,660,000

Total Telecommunication Services		47,049,438	256,222,886

20	See Notes to Financial Statements.

March 31, 2014	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (continued)
Utilities (0.44%)
	Electric Utilities (0.44%)
675,000	ITC Holdings Corp.	$9,427,959	$25,211,250

Total Common Stocks		2,871,452,996	5,560,442,495

Warrants (0.01%)

Consumer Discretionary (0.01%)
	Internet Retail (0.01%)
242,589	Vitacost.com, Inc. Warrants, Exp 2/15/2016[1,3,6]	30,234	249,867

Information Technology (0.00%)
	Internet Software & Services (0.00%)
25,000	Viggle, Inc. Warrants, Callable Exp 8/22/2014[1,3,6]	0	0
6,818	Viggle, Inc. Warrants, Non-Callable Exp 4/27/2015[1,3,6]	0	0

Total Information Technology		0	0

Total Warrants		30,234	249,867

Principal
Amount		Cost	Value
Short Term Investments (2.22%)
$126,526,001	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $126,526,001; (Fully collateralized by $5,350,000 U.S. Treasury Bond, 8.125% due 5/15/2021; Market value - $7,576,938, $21,040,000 U.S. Treasury Bond, 8.00% due 11/15/2021; Market value - $29,903,100, $50,000,000 U.S. Treasury Note, 2.125% due 8/15/2021; Market value - $49,187,500 and $43,425,000 U.S. Treasury Note, 2.00% due 11/15/2021; Market value - $42,393,656)[6]	$126,526,001	$126,526,001

Total Investments (99.82%)		$2,998,009,231	5,687,218,363

Cash and Other Assets Less Liabilities (0.18%)			10,387,458

Net Assets			$5,697,605,821

Retail Shares (Equivalent to $34.45 per share based on 108,169,854 shares outstanding)			$3,726,588,485

Institutional Shares (Equivalent to $34.90 per share based on 56,471,104 shares outstanding)			$1,971,017,336

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2014, the market value of restricted and fair valued securities amounted to $18,409,454 or 0.32% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.
[4]	See Note 9 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub- industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2014

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (99.79%)
Consumer Discretionary (24.26%)
	Apparel, Accessories & Luxury Goods (3.62%)
51,000	Fossil Group, Inc.[1]	$4,117,544	$5,947,110
109,500	lululemon athletica, Inc.[1]	5,343,921	5,758,605
59,500	Under Armour, Inc., Cl A1	3,044,642	6,821,080

		12,506,107	18,526,795
	Automotive Retail (2.14%)
233,370	CarMax, Inc.[1]	7,159,100	10,921,716

	Broadcasting (3.55%)
134,500	Discovery Communications, Inc., Series C1	5,035,686	10,364,570
59,500	Liberty Media Corp., Cl A1	3,144,781	7,778,435

		8,180,467	18,143,005
	Homefurnishing Retail (1.40%)
97,000	Restoration Hardware Holdings, Inc.[1]	5,940,470	7,138,230

	Internet Retail (9.51%)
1,227,439	AO World plc (United Kingdom)[1,2]	6,242,418	6,425,461
612,950	Coupons.com Incorporated[1]	9,807,200	15,109,217
122,222	HomeAway, Inc.[1]	2,696,289	4,604,103
16,000	Netflix, Inc.[1]	4,093,783	5,632,480
7,950	priceline.com, Inc.[1]	1,297,164	9,475,525
172,500	Shutterfly, Inc.[1]	5,532,673	7,362,300

		29,669,527	48,609,086
	Movies & Entertainment (4.04%)
498,000	DreamWorks Animation SKG, Inc., Cl A1	14,207,225	13,221,900
430,240	Manchester United plc, Cl A1,2,5	7,216,953	7,417,338

		21,424,178	20,639,238

Total Consumer Discretionary		84,879,849	123,978,070

Energy (6.16%)
	Oil & Gas Equipment & Services (1.76%)
65,168	CARBO Ceramics, Inc.	4,845,600	8,992,533

	Oil & Gas Exploration & Production (3.04%)
81,500	Concho Resources, Inc.[1]	8,137,521	9,983,750
132,381	Oasis Petroleum, Inc.[1]	2,657,118	5,524,259

		10,794,639	15,508,009
	Oil & Gas Storage & Transportation (1.36%)
167,200	Golar LNG Ltd.[2]	6,026,920	6,970,568

Total Energy		21,667,159	31,471,110

Financials (1.95%)
	Asset Management & Custody Banks (0.96%)
96,500	Financial Engines, Inc.	5,913,090	4,900,270

	Specialized Finance (0.99%)
25,500	IntercontinentalExchange Group, Inc.	4,459,003	5,044,665

Total Financials		10,372,093	9,944,935

Shares		Cost	Value
Common Stocks (continued)
Health Care (12.13%)
	Biotechnology (2.36%)
103,968	ACADIA Pharmaceuticals, Inc.[1]	$2,963,088	$2,529,542
132,500	Cepheid[1]	4,496,327	6,834,350
83,690	Foundation Medicine, Inc.[1]	1,981,380	2,709,045

		9,440,795	12,072,937
	Health Care Equipment (1.77%)
331,344	Masimo Corp.[1]	7,750,503	9,049,004

	Health Care Technology (3.47%)
31,500	Athenahealth, Inc.[1]	4,483,787	5,047,560
248,486	Castlight Health Inc., Cl A1,3,6	1,500,001	4,917,538
143,000	Medidata Solutions, Inc.[1]	7,877,010	7,770,620

		13,860,798	17,735,718
	Life Sciences Tools & Services (4.53%)
155,615	Illumina, Inc.[1]	7,822,104	23,133,726

Total Health Care		38,874,200	61,991,385

Industrials (6.75%)
	Aerospace & Defense (1.79%)
314,046	DigitalGlobe, Inc.[1]	9,098,179	9,110,475

	Industrial Machinery (1.29%)
25,000	The Middleby Corp.[1]	3,667,128	6,605,250

	Research & Consulting Services (3.67%)
58,200	IHS, Inc., Cl A1	5,510,611	7,071,300
195,000	Verisk Analytics, Inc., Cl A1	9,645,019	11,692,200

		15,155,630	18,763,500

Total Industrials		27,920,937	34,479,225

Information Technology (42.39%)
	Application Software (11.35%)
127,150	ANSYS, Inc.[1]	4,076,156	9,793,093
125,500	Citrix Systems, Inc.[1]	8,550,102	7,207,465
52,000	Concur Technologies, Inc.[1]	5,043,048	5,151,640
373,500	Guidewire Software, Inc.[1]	11,462,711	18,320,175
125,500	salesforce.com, Inc.[1]	3,794,370	7,164,795
58,000	Splunk, Inc.[1]	4,528,968	4,146,420
68,000	Workday, Inc., Cl A1	6,442,877	6,217,240

		43,898,232	58,000,828
	Internet Software & Services (15.82%)
620,000	Angie’s List, Inc.[1]	10,008,093	7,551,600
162,318	Benefitfocus, Inc.[1]	10,068,356	7,624,076
365,000	comScore, Inc.[1]	11,913,760	11,968,350
51,000	CoStar Group, Inc.[1]	1,600,964	9,523,740
98,007	Criteo SA, ADR[1,2]	3,038,217	3,974,184
23,000	LinkedIn Corp., Cl A1	4,384,749	4,253,620
676,408	Marchex, Inc., Cl B	7,049,594	7,109,048
181,500	Pandora Media, Inc.[1]	4,402,013	5,503,080
130,542	Shutterstock, Inc.[1]	4,953,749	9,478,655
288,963	Xoom Corp.[1]	5,425,330	5,640,558
93,300	Zillow, Inc., Cl A1	6,219,670	8,219,730

		69,064,495	80,846,641

22	See Notes to Financial Statements.

March 31, 2014	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (9.09%)
461,575	Acxiom Corp.[1]	$8,449,098	$15,875,872
55,500	Equinix, Inc.[1,4]	2,175,892	10,258,620
292,144	Gartner, Inc.[1]	7,214,163	20,286,479

		17,839,153	46,420,971
	Semiconductors (1.25%)
163,000	Mellanox Technologies Ltd.[1,2]	6,986,554	6,378,190

	Systems Software (4.88%)
129,000	Imperva, Inc.[1]	5,013,555	7,185,300
223,500	Red Hat, Inc.[1]	11,445,149	11,841,030
78,000	Tableau Software, Inc., Cl A1	2,418,000	5,934,240

		18,876,704	24,960,570

Total Information Technology		156,665,138	216,607,200

Materials (3.58%)
	Construction Materials (1.41%)
132,569	CaesarStone Sdot-Yam Ltd.[1,2]	3,071,856	7,209,102

	Fertilizers & Agricultural Chemicals (0.17%)
879,340	Agrinos AS (Mexico)[1,2]	5,398,763	881,132

	Metal & Glass Containers (2.00%)
440,206	Berry Plastics Group, Inc.[1]	7,751,227	10,190,769

Total Materials		16,221,846	18,281,003

Telecommunication Services (2.57%)
	Wireless Telecommunication Services (2.57%)
144,500	SBA Communications Corp., Cl A1	2,234,831	13,143,720

Total Common Stocks		358,836,053	509,896,648

Principal
Amount		Cost	Value

Short Term Investments (0.77%)
Repurchase Agreement (0.71%)
$3,626,190	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $3,626,190; (Fully collateralized by $3,485,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $3,702,813)[6]	$3,626,190	$3,626,190

Shares

Securities Lending Collateral (0.06%)
310,625	State Street Navigator Securities Lending Prime Portfolio[6,7]	310,625	310,625

Total Short Term Investments		3,936,815	3,936,815

Total Investments (100.56%)		$362,772,868	513,833,463

Liabilities Less Cash and Other Assets (-0.56%)			(2,868,067)

Net Assets			$510,965,396

Retail Shares (Equivalent to $19.43 per share based on 20,505,534 shares outstanding)			$398,390,983

Institutional Shares (Equivalent to $19.70 per share based on 5,714,676 shares outstanding)			$112,574,413

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2014, the market value of restricted and fair valued securities amounted to $4,917,538 or 0.96% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	The value on loan at March 31, 2014 amounted to $301,700 or 0.06% of net assets. See Note 2d regarding Securities Lending.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2014

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (95.93%)
Consumer Discretionary (28.35%)
	Apparel, Accessories & Luxury Goods (2.31%)
14,613	Ralph Lauren Corp.	$2,327,673	$2,351,670

	Broadcasting (1.98%)
15,441	Liberty Media Corp., Cl A1	842,208	2,018,602

	Casinos & Gaming (8.60%)
44,622	Las Vegas Sands Corp.	2,451,380	3,604,565
23,175	Wynn Resorts Ltd.	2,745,411	5,148,326

		5,196,791	8,752,891
	Internet Retail (9.09%)
14,604	Amazon.com, Inc.[1]	3,056,632	4,914,538
3,641	priceline.com, Inc.[1]	2,100,984	4,339,672

		5,157,616	9,254,210
	Restaurants (6.37%)
51,782	Starbucks Corp.	3,152,384	3,799,763
35,679	YUM! Brands, Inc.	2,148,807	2,689,840

		5,301,191	6,489,603

Total Consumer Discretionary		18,825,479	28,866,976

Consumer Staples (1.28%)
	Hypermarkets & Super Centers (1.28%)
11,648	Costco Wholesale Corp.	835,362	1,300,849

Energy (1.81%)
	Oil & Gas Exploration & Production (1.81%)
15,072	Concho Resources, Inc.[1]	1,595,780	1,846,320

Financials (7.30%)
	Asset Management & Custody Banks (1.74%)
21,535	T. Rowe Price Group, Inc.	1,657,492	1,773,407

	Diversified Real Estate Activities (2.55%)
63,653	Brookfield Asset Management, Inc., Cl A2	1,981,357	2,600,225

	Specialized Finance (3.01%)
41,355	CME Group, Inc.	2,291,930	3,060,684

Total Financials		5,930,779	7,434,316

Health Care (10.14%)
	Biotechnology (3.91%)
7,373	Alexion Pharmaceuticals, Inc.[1]	1,019,688	1,121,655
4,768	Biogen Idec, Inc.[1]	1,445,317	1,458,388
4,665	Regeneron Pharmaceuticals, Inc.[1]	1,393,761	1,400,806

		3,858,766	3,980,849
	Life Sciences Tools & Services (6.23%)
42,692	Illumina, Inc.[1]	1,663,349	6,346,593

Total Health Care		5,522,115	10,327,442

Shares		Cost	Value
Common Stocks (continued)
Industrials (3.93%)
	Research & Consulting Services (1.98%)
33,526	Verisk Analytics, Inc., Cl A1	$1,392,842	$2,010,219

	Trading Companies & Distributors (1.95%)
40,286	Fastenal Co.	1,188,272	1,986,905

Total Industrials		2,581,114	3,997,124

Information Technology (36.03%)
	Data Processing & Outsourced Services (7.27%)
46,400	MasterCard, Inc., Cl A	1,803,993	3,466,080
18,230	Visa, Inc., Cl A	1,816,915	3,935,128

		3,620,908	7,401,208
	Internet Software & Services (15.50%)
42,276	eBay, Inc.[1]	2,140,448	2,335,326
91,363	Facebook Inc., Cl A1	2,333,912	5,503,707
5,019	Google, Inc., Cl A1	2,516,888	5,593,726
5,533	LinkedIn Corp., Cl A1	412,105	1,023,273
28,387	Twitter, Inc.[1,4]	738,062	1,324,821

		8,141,415	15,780,853
	IT Consulting & Other Services (2.52%)
13,883	Equinix, Inc.[1,3]	1,591,750	2,566,134

	Semiconductor Equipment (2.68%)
29,187	ASML Holding N. V.[2]	1,960,743	2,724,898

	Systems Software (3.88%)
3,460	FireEye, Inc.[1]	69,200	213,032
38,317	Red Hat, Inc.[1]	1,929,792	2,030,035
15,780	VMware, Inc., Cl A1	1,521,853	1,704,555

		3,520,845	3,947,622
	Technology Hardware, Storage & Peripherals (4.18%)
7,939	Apple, Inc.	2,186,665	4,261,179

Total Information Technology		21,022,326	36,681,894

Materials (4.27%)
	Fertilizers & Agricultural Chemicals (4.27%)
38,220	Monsanto Co.	3,345,354	4,348,289

Telecommunication Services (2.82%)
	Wireless Telecommunication Services (2.82%)
38,000	SoftBank Corp. (Japan)[2]	2,955,676	2,871,676

Total Common Stocks		62,613,985	97,674,886

24	See Notes to Financial Statements.

March 31, 2014	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Principal Amount		Cost	Value
Short Term Investments (5.57%)
Repurchase Agreement (4.22%)
$4,293,225	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $4,293,225; (Fully collateralized by $4,125,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $4,382,813)[5]	$4,293,225	$4,293,225

Shares

Securities Lending Collateral (1.35%)
1,369,673	State Street Navigator Securities Lending Prime Portfolio[5,6]	1,369,673	1,369,673

Total Short Term Investments		5,662,898	5,662,898

Total Investments (101.50%)		$68,276,883	103,337,784

Liabilities Less Cash and Other Assets (-1.50%)			(1,522,237)

Net Assets			$101,815,547

Retail Shares (Equivalent to $16.13 per share based on 3,577,900 shares outstanding)			$57,721,211

Institutional Shares (Equivalent to $16.27 per share based on 2,709,333 shares outstanding)			$44,094,336

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub- industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	The value on loan at March 31, 2014 amounted to $1,324,821 or 1.30% of net assets. See Note 2d regarding Securities Lending.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2014

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (94.60%)
Consumer Discretionary (13.54%)
	Apparel, Accessories & Luxury Goods (1.72%)
15,400	Ted Baker PLC (United Kingdom)[2]	$523,338	$551,480

	Casinos & Gaming (3.29%)
3,500	Churchill Downs, Inc.	311,903	319,550
39,000	Penn National Gaming, Inc.[1]	496,038	480,480
10,830	Pinnacle Entertainment, Inc.[1]	269,448	256,671

		1,077,389	1,056,701
	Homefurnishing Retail (0.97%)
6,500	Mattress Firm Holding Corp.[1]	281,044	310,895

	Internet Retail (3.01%)
43,882	AO World plc (United Kingdom)[1,2]	217,500	229,716
29,900	Coupons.com Incorporated[1]	478,400	737,035

		695,900	966,751
	Restaurants (1.00%)
11,500	Del Frisco’s Restaurant Group, Inc.[1]	226,809	320,850

	Specialized Consumer Services (2.57%)
10,900	Ascent Capital Group, Inc.[1]	841,169	823,495

	Specialty Stores (0.98%)
9,270	The Container Store Group, Inc.[1]	330,503	314,716

Total Consumer Discretionary		3,976,152	4,344,888

Consumer Staples (1.00%)
	Brewers (1.00%)
21,000	Craft Brew Alliance, Inc.[1]	325,351	320,670

Energy (11.33%)
	Oil & Gas Equipment & Services (2.52%)
15,000	RigNet, Inc.[1]	703,272	807,450

	Oil & Gas Exploration & Production (2.49%)
27,600	RSP Permian, Inc.[1]	694,276	797,364

	Oil & Gas Storage & Transportation (6.32%)
15,700	Rose Rock Midstream LP	616,770	651,393
13,100	Tallgrass Energy Partners LP	348,433	476,971
28,900	Western Refining Logistics, LP	789,617	900,235

		1,754,820	2,028,599

Total Energy		3,152,368	3,633,413

Financials (4.75%)
	Hotel & Resort REITs (1.52%)
19,000	Chesapeake Lodging Trust	475,550	488,870

	Insurance Brokers (1.76%)
11,100	eHealth, Inc.[1]	593,982	563,880

	Thrifts & Mortgage Finance (1.47%)
21,000	Essent Group, Ltd.[1,2]	470,770	471,660

Total Financials		1,540,302	1,524,410

Shares		Cost	Value
Common Stocks (continued)
Health Care (21.21%)
	Biotechnology (1.36%)
13,420	Foundation Medicine, Inc.[1]	$385,651	$434,405

	Health Care Equipment (4.82%)
39,500	Inogen, Inc.[1]	663,109	652,145
17,060	Masimo Corp.[1]	464,707	465,909
19,280	Novadaq Technologies, Inc.[1,2]	339,402	429,558

		1,467,218	1,547,612

	Health Care Services (3.13%)
144,010	BioScrip, Inc.[1]	1,064,630	1,005,190

	Health Care Supplies (3.49%)
36,980	The Spectranetics Corporation[1]	966,019	1,120,864

	Pharmaceuticals (8.41%)
29,100	MediWound Ltd.[1,2]	438,862	419,331
17,100	Pacira Pharmaceuticals, Inc.[1]	1,066,482	1,196,829
17,500	Revance Therapeutics, Inc.[1]	409,062	551,250
84,000	TherapeuticsMD, Inc.[1]	511,483	530,040

		2,425,889	2,697,450

Total Health Care		6,309,407	6,805,521

Industrials (11.08%)
	Aerospace & Defense (2.86%)
8,800	Astronics Corp.[1]	502,207	558,008
19,119	The KEYW Holding Corp.[1]	314,092	357,717

		816,299	915,725
	Air Freight & Logistics (1.33%)
7,600	Park-Ohio Holdings Corp.[1]	361,433	426,740

	Construction & Engineering (1.52%)
16,300	Primoris Services Corp.	487,849	488,674

	Electrical Components & Equipment (1.83%)
17,120	Polypore International, Inc.[1]	576,925	585,675

	Heavy Electrical Equipment (1.83%)
25,100	PowerSecure International, Inc.[1]	545,760	588,344

	Industrial Machinery (1.71%)
15,600	ESCO Technologies, Inc.	548,221	548,964

Total Industrials		3,336,487	3,554,122

Information Technology (24.01%)
	Electronic Equipment & Instruments (1.40%)
6,860	Coherent, Inc.[1]	458,646	448,301

	Internet Software & Services (13.66%)
50,000	Amber Road, Inc.[1]	650,000	770,000
19,500	comScore, Inc.[1]	616,933	639,405
30,350	E2open, Inc.[1]	737,388	715,350
15,378	Envestnet, Inc.[1]	610,163	617,888
60,400	Marchex, Inc.	620,557	634,804
27,000	SciQuest, Inc.[1]	744,148	729,405
14,200	Xoom Corporation[1]	420,014	277,184

		4,399,203	4,384,036
	Semiconductor Equipment (2.01%)
35,440	PDF Solutions, Inc.[1]	740,290	643,945

26	See Notes to Financial Statements.

March 31, 2014	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2014

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Semiconductors (1.74%)
8,490	Power Integrations, Inc.	$486,337	$558,472

	Systems Software (5.20%)
9,580	Barracuda Networks, Inc.[1]	205,818	325,145
6,890	Imperva, Inc.[1]	331,005	383,773
27,900	Qualys, Inc.[1]	683,620	709,497
7,000	Varonis Systems, Inc.[1]	188,080	250,320

		1,408,523	1,668,735

Total Information Technology		7,492,999	7,703,489

Materials (7.68%)
	Construction Materials (2.03%)
12,000	CaesarStone Sdot Yam Ltd.[1,2]	610,582	652,560

	Specialty Chemicals (3.73%)
43,000	Flotek Industries, Inc.[1]	1,019,101	1,197,550

	Steel (1.92%)
21,030	SunCoke Energy Partners LP	594,448	615,128

Total Materials		2,224,131	2,465,238

Total Common Stocks		28,357,197	30,351,751

Principal
Amount		Cost	Value

Short Term Investments (10.57%)
$3,393,463	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $3,393,463; (Fully collateralized by $3,260,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $3,463,750)[3]	$3,393,463	$3,393,463

Total Investments (105.17%)		$31,750,660	33,745,214

Liabilities Less Cash andOther Assets (-5.17%)			(1,659,958)

Net Assets			$32,085,256

Retail Shares (Equivalent to $12.71 per share based on 1,545,271 shares outstanding)			$19,644,461

Institutional Shares (Equivalent to $12.73 per share based on 977,581 shares outstanding)			$12,440,795

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Funds	March 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2014

				Baron	Baron Fifth	Baron
	Baron Asset	Baron Growth	Baron Small	Opportunity	Avenue Growth	Discovery
	Fund	Fund	Cap Fund	Fund	Fund	Fund

Assets:
Investments in securities, at value*
Unaffiliated investments	$2,696,097,248	$7,831,560,522	$5,312,032,862	$510,207,273	$99,044,559	$30,351,751
“Affiliated” investments	—	282,261,560	248,659,500	—	—	—
Repurchase Agreements, at value**	30,305,044	350,195,915	126,526,001	3,626,190	4,293,225	3,393,463

Total investments, at value	2,726,402,292	8,464,017,997	5,687,218,363	513,833,463	103,337,784	33,745,214
Foreign currency, at value†	—	33	—	28	—	—
Receivable for securities sold	20,800,000	34,288,717	20,890,623	793,104	1,444,987	172,432
Receivable for shares sold	1,264,005	27,163,843	9,237,776	788,430	507,457	526,102
Dividends and interest receivable	735,750	3,584,128	1,369,000	5,881	21,273	4,031
Prepaid expenses	34,284	103,985	72,620	6,158	1,109	17,123

	2,749,236,331	8,529,158,703	5,718,788,382	515,427,064	105,312,610	34,464,902

Liabilities:
Payable for shares redeemed	1,926,352	8,801,354	10,648,695	742,565	12,501	—
Investment advisory fees payable (Note 4)	853	531	754	890	854	388
Distribution fees payable (Note 4)	118	425	523	741	769	702
Payable for securities purchased	—	43,130,161	10,076,556	3,321,531	2,077,188	2,349,196
Payable for collateral on loaned securities	—	6,400,650	—	310,625	1,369,673	—
Accrued expenses and other payables	240,204	588,871	456,033	85,316	36,078	29,360

	2,167,527	58,921,992	21,182,561	4,461,668	3,497,063	2,379,646

Net Assets	$2,747,068,804	$8,470,236,711	$5,697,605,821	$510,965,396	$101,815,547	$32,085,256

Net Assets consist of:
Paid-in capital	$1,131,316,292	$3,882,472,590	$2,842,168,876	$337,853,064	$68,363,659	$29,600,719
Undistributed (accumulated) net investment income (loss)	(20,956,189)	34,010,706	5,076,981	(2,800,128)	20,479	(57,375)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	76,420,717	51,791,289	161,150,832	24,851,866	(1,629,732)	547,775
Net unrealized appreciation on investments and foreign currency translations	1,560,287,984	4,501,962,126	2,689,209,132	151,060,594	35,061,141	1,994,137

Net Assets	$2,747,068,804	$8,470,236,711	$5,697,605,821	$510,965,396	$101,815,547	$32,085,256

Retail Shares:
Net Assets	$2,130,974,439	$4,802,238,865	$3,726,588,485	$398,390,983	$57,721,211	$19,644,461

Shares Outstanding ($0.01 par value; indefinite shares authorized)	34,124,107	66,223,736	108,169,854	20,505,534	3,577,900	1,545,271

Net Asset Value and Offering Price Per Share	$62.45	$72.52	$34.45	$19.43	$16.13	$12.71

Institutional Shares:
Net Assets	$616,094,365	$3,667,997,846	$1,971,017,336	$112,574,413	$44,094,336	$12,440,795

Shares Outstanding ($0.01 par value; indefinite shares authorized)	9,708,595	50,032,708	56,471,104	5,714,676	2,709,333	977,581

Net Asset Value and Offering Price Per Share	$63.46	$73.31	$34.90	$19.70	$16.27	$12.73

*Investments in securities, at cost:
Unaffiliated investments	$1,135,809,264	$3,478,921,625	$2,679,651,062	$359,146,678	$63,983,658	$28,357,197
“Affiliated” investments	—	132,932,436	191,832,168	—	—	—
**Repurchase agreements, at cost	30,305,044	350,195,915	126,526,001	3,626,190	4,293,225	3,393,463

Total investments, at cost	$1,166,114,308	$3,962,049,976	$2,998,009,231	$362,772,868	$68,276,883	$31,750,660

†Foreign currency, at cost:	$—	$33	$—	$30	$—	$—

28	See Notes to Financial Statements.

March 31, 2014	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2014

				Baron	Baron Fifth	Baron
	Baron Asset	Baron Growth	Baron Small	Opportunity	Avenue Growth	Discovery
	Fund	Fund	Cap Fund	Fund	Fund	Fund

Investment income:
Income:
Dividends — unaffiliated investments	$8,886,916	$77,488,986	$51,449,558	$362,524	$569,224	$26,263
Dividends — “Affiliated” investments	—	2,826,559	1,528,800	—	—	—
Interest	—	98,335	—	—	—	—
Securities lending income	—	11,865	—	781	2,129	—
Foreign taxes withheld on dividends	(118,455)	(808,290)	(55,350)	(13,839)	(4,695)	(404)

Total income	8,768,461	79,617,455	52,923,008	349,466	566,658	25,859

Expenses:
Investment advisory fees (Note 4)	13,450,269	40,530,962	28,257,764	2,449,828	412,718	66,847
Distribution fees — Retail Shares (Note 4)	2,654,011	5,991,527	4,672,720	478,321	66,173	9,702
Shareholder servicing agent fees and expenses — Retail Shares	264,380	235,390	203,460	62,060	16,982	7,560
Shareholder servicing agent fees and expenses — Institutional Shares	15,668	115,390	44,860	8,418	5,736	4,906
Reports to shareholders	244,000	674,800	596,800	59,500	6,932	980
Registration and filing fees	54,680	135,420	92,930	29,240	20,556	21,870
Custodian and fund accounting fees	53,790	189,908	144,942	18,488	14,268	18,344
Trustee fees and expenses	38,473	123,873	85,833	7,323	1,616	158
Professional fees	22,876	68,210	53,602	16,522	15,768	24,368
Insurance expense	19,218	53,864	39,552	3,556	688	51
Administration fees	13,220	13,234	13,244	13,156	13,310	13,286
Line of credit fees	9,604	29,540	20,362	1,770	328	46
Miscellaneous expenses	1,424	1,424	1,421	1,412	1,423	2,488

Total operating expenses	16,841,613	48,163,542	34,227,490	3,149,594	576,498	170,606
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—	(20,402)	(51,537)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—	(8,418)	(35,835)

Net expenses	16,841,613	48,163,542	34,227,490	3,149,594	547,678	83,234

Net investment income (loss)	(8,073,152)	31,453,913	18,695,518	(2,800,128)	18,980	(57,375)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold — unaffiliated investments	83,565,513	71,674,578	182,777,300	28,222,589	681,467	546,814
Net realized loss on investments sold — “affiliated” investments	—	—	(13,808,553)	—	—	—
Net realized gain (loss) on foreign currency transactions	(31,264)	(150,290)	—	(16,849)	(8,903)	961
Net change in unrealized appreciation (depreciation) of:
Investments — unaffiliated investments	209,051,506	525,620,841	295,713,029	7,984,691	8,898,055	1,994,554
Investments — “Affiliated” investments	—	—	—	—	—	—
Foreign currency translations	—	(5,895)	—	(1)	(72)	(417)

Net gain on investments	292,585,755	597,139,234	464,681,776	36,190,430	9,570,547	2,541,912

Net increase in net assets resulting from operations	$284,512,603	$628,593,147	$483,377,294	$33,390,302	$9,589,527	$2,484,537

See Notes to Financial Statements.	29

Baron Funds	March 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2014	2013	2014	2013	2014	2013

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(8,073,152)	$(13,217,951)	$31,453,913	$(7,481,141)	$18,695,518	$(16,158,862)
Net realized gain	83,534,249	227,229,894	71,524,288	232,458,845	168,968,747	232,291,521
Net change in unrealized appreciation	209,051,506	339,079,430	525,614,946	1,537,646,955	295,713,029	1,011,748,374

Increase in net assets resulting from operations	284,512,603	553,091,373	628,593,147	1,762,624,659	483,377,294	1,227,881,033

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	(12,533,076)	—	—
Net investment income — Institutional Shares	—	—	—	(11,933,611)	—	—
Net realized gain on investments — Retail Shares	(183,214,276)	(129,310,772)	(115,588,985)	(375,799,461)	(138,997,972)	(92,464,987)
Net realized gain on investments — Institutional Shares	(46,121,408)	(25,794,972)	(76,667,813)	(169,259,302)	(69,574,277)	(34,510,450)

Decrease in net assets from distributions to shareholders	(229,335,684)	(155,105,744)	(192,256,798)	(569,525,450)	(208,572,249)	(126,975,437)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	83,992,870	131,045,461	370,501,646	654,636,671	293,374,375	614,930,372
Proceeds from the sale of shares — Institutional Shares	111,005,273	133,712,633	857,752,170	853,401,704	252,816,127	582,343,790
Net asset value of shares issued in reinvestment of distributions — Retail Shares	179,798,184	126,783,536	111,771,521	373,656,477	136,928,058	90,937,921
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	44,171,266	24,440,596	71,443,752	171,740,557	63,830,849	31,050,332
Cost of shares redeemed — Retail Shares	(198,584,240)	(403,180,358)	(583,421,308)	(1,193,785,340)	(511,295,450)	(927,333,800)
Cost of shares redeemed — Institutional Shares	(58,787,275)	(112,821,144)	(415,033,853)	(252,634,937)	(214,679,346)	(283,831,422)

Increase (decrease) in net assets derived from capital share transactions	161,596,078	(100,019,276)	413,013,928	607,015,132	20,974,613	108,097,193

Net increase in net assets	216,772,997	297,966,353	849,350,277	1,800,114,341	295,779,658	1,209,002,789

Net Assets:
Beginning of period	2,530,295,807	2,232,329,454	7,620,886,434	5,820,772,093	5,401,826,163	4,192,823,374

End of period	$2,747,068,804	$2,530,295,807	$8,470,236,711	$7,620,886,434	$5,697,605,821	$5,401,826,163

Undistributed (accumulated) net investment income (loss) at end of period	$(20,956,189)	$(12,883,037)	$34,010,706	$2,556,793	$5,076,981	$(13,618,537)

Capital share transactions — Retail Shares
Shares sold	1,350,879	2,396,022	5,209,840	10,844,281	8,592,976	21,478,055
Shares issued in reinvestment of distributions	3,002,140	2,636,380	1,583,839	6,974,547	4,088,625	3,545,338
Shares redeemed	(3,214,254)	(7,517,071)	(8,205,738)	(20,185,602)	(14,972,943)	(32,481,534)

Net increase (decrease)	1,138,765	(2,484,669)	(1,412,059)	(2,366,774)	(2,291,342)	(7,458,141)

Capital share transactions — Institutional Shares
Shares sold	1,774,453	2,394,977	11,913,100	14,149,569	7,315,011	19,856,997
Shares issued in reinvestment of distributions	726,382	502,583	1,002,297	3,172,890	1,882,916	1,199,781
Shares redeemed	(928,493)	(2,119,149)	(5,826,683)	(4,143,374)	(6,211,024)	(9,723,456)

Net increase	1,572,342	778,411	7,088,714	13,179,085	2,986,903	11,333,322

30	See Notes to Financial Statements.

March 31, 2014	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund		Baron Discovery Fund

	For the Six	For the	For the Six	For the	For the Six
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended
	March 31,	September 30,	March 31,	September 30,	March 31,
	2014	2013	2014	2013	2014

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,800,128)	$(3,897,361)	$18,980	$153,990	$(57,375)
Net realized gain	28,205,740	37,266,911	672,564	683,644	547,775
Net change in unrealized appreciation	7,984,690	59,557,866	8,897,983	13,352,550	1,994,137

Increase in net assets resulting from operations	33,390,302	92,927,416	9,589,527	14,190,184	2,484,537

Distributions to shareholders from:
Net realized gain on investments — Retail Shares	(22,565,145)	(5,021,225)	—	—	—
Net realized gain on investments — Institutional Shares	(6,207,861)	(900,337)	—	—	—

Decrease in net assets from distributions to shareholders	(28,773,006)	(5,921,562)	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	48,782,803	69,855,251	8,541,460	13,574,483	21,003,403
Proceeds from the sale of shares — Institutional Shares	15,770,821	41,958,614	6,912,020	13,686,963	11,450,156
Net asset value of shares issued in reinvestment of distributions — Retail Shares	22,168,600	4,934,553	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	5,394,387	752,126	—	—	—
Cost of shares redeemed — Retail Shares	(35,883,009)	(114,757,426)	(4,093,525)	(8,997,195)	(2,847,304)
Cost of shares redeemed — Institutional Shares	(11,131,211)	(23,368,614)	(708,247)	(4,630,037)	(5,536)

Increase (decrease) in net assets derived from capital share transactions	45,102,391	(20,625,496)	10,651,708	13,634,214	29,600,719

Net increase in net assets	49,719,687	66,380,358	20,241,235	27,824,398	32,085,256

Net Assets:
Beginning of period	461,245,709	394,865,351	81,574,312	53,749,914	—

End of period	$510,965,396	$461,245,709	$101,815,547	$81,574,312	$32,085,256

Undistributed (accumulated) net investment income (loss) at end of period	$(2,800,128)	$—	$20,479	$1,499	$(57,375)

Capital share transactions — Retail Shares
Shares sold	2,472,197	4,201,895	529,060	1,090,066	1,777,234
Shares issued in reinvestment of distributions	1,191,220	333,867	—	—	—
Shares redeemed	(1,845,027)	(7,141,887)	(262,700)	(723,933)	(231,963)

Net increase (decrease)	1,818,390	(2,606,125)	266,360	366,133	1,545,271

Capital share transactions — Institutional Shares
Shares sold	793,286	2,630,913	425,569	1,101,728	978,035
Shares issued in reinvestment of distributions	286,174	50,411	—	—	—
Shares redeemed	(565,154)	(1,445,085)	(44,896)	(362,188)	(454)

Net increase	514,306	1,236,239	380,673	739,540	977,581

See Notes to Financial Statements.	31

Baron Funds	March 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies with market capitalizations between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Discovery Fund commenced investment operations on October 1, 2013.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such

March 31, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions, and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities, are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2014, Baron Growth Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund had securities on loan with values of $6,216,744, $301,700 and $1,324,821, respectively, and held $6,400,650, $310,625 and $1,369,673, of short term investments, respectively, as collateral for these loans.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

g) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

h) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment corporations and wash sale losses deferred.

i) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2014 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$166,655,234	$277,281,897
Baron Growth Fund	502,780,845	339,095,465
Baron Small Cap Fund	547,133,238	693,026,733
Baron Opportunity Fund	164,348,636	145,837,092
Baron Fifth Avenue Growth Fund	19,674,978	10,200,089
Baron Discovery Fund	36,135,145	8,324,762

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund equal to 0.90% per annum for daily net assets under $1 billion, 0.85% per annum for daily net assets greater than $1 billion but less than $2 billion and 0.80% per annum for daily net assets greater than $2 billion. For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses) to 1.50%, 1.30% and 1.35% of average daily net assets of the Retail Shares, and 1.25%, 1.05% and 1.10% of average daily net assets of the Institutional Shares, respectively.

b) Distribution Fees. Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee pursuant to a distribution plan under Rule 12b-1 of the 1940 Act, payable monthly equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

Baron Funds	March 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

d) Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

5. LINE OF CREDIT

The Funds participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each Fund may borrow up to the lesser of $100 million or the maximum amount each Fund may borrow under the 1940 Act, the limitations included in each Fund’s prospectus, or any limit or restriction under any law or regulation to which each Fund is subject or any agreement to which each Fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100 million. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the higher of the Federal Funds Rate or the Overnight LIBOR Rate plus a margin of 1.00%. A commitment fee of 0.12% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. During the six months ended March 31, 2014, there were no loans outstanding under the line of credit.

6. RESTRICTED SECURITIES

At March 31, 2014, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.At March 31, 2014, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

	Acquisition
Name of Issuer	Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.
(Cost $34,581,904) (0.92% of Net Assets)	11/13/2007-1/27/2011	$25,120,153

	Baron Growth Fund

	Acquisition
Name of Issuer	Date(s)	Value
Common Stocks
Castlight Health Inc., Cl A	4/26/2012	$16,391,780

Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	8,455,618

Rights
Agrinos AS Exp 7/15/2015 (Mexico)	12/23/2013	79,487

Total Restricted Securities:
(Cost $13,630,996)† (0.29% of Net Assets)		$24,926,885

	Baron Small Cap Fund

	Acquisition
Name of Issuer	Date(s)	Value
Common Stocks
Viggle, Inc.	8/25/2011, 4/27/2012	$659,587
SFX Entertainment, Inc.	6/6/2012, 10/29/2012	17,500,000

Warrants
Viggle, Inc. Warrants, Callable, Exp 8/22/2014	8/25/2011	0
Viggle, Inc. Warrants, Non-Callable, Exp 4/27/2015	4/27/2012	0
Vitacost.com, Inc. Warrants, Exp 2/15/2016	2/17/2012	249,867

Total Restricted Securities:
(Cost $23,030,234)† (0.32% of Net Assets)		$18,409,454

	Baron Opportunity Fund

	Acquisition
Name of Issuer	Date	Value
Common Stocks
Castlight Health Inc., Cl A
(Cost $1,500,001) (0.96% of Net Assets)	4/26/2012	$4,917,538

† See Statements of Net Assets for cost of individual securities.

March 31, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$2,670,977,095	$—	$—	$2,670,977,095
Private Equity Investments	—	—	25,120,153	25,120,153
Short Term Investments	—	30,305,044	—	30,305,044

Total Investments	$2,670,977,095	$30,305,044	$25,120,153	$2,726,402,292

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2014.

	Baron Growth Fund

	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$7,998,260,473	$100,625,854	$—	$8,098,886,327
Private Equity Investments	—	—	8,455,618	8,455,618
Rights	—	79,487	—	79,487
Short Term Investments	—	356,596,565	—	356,596,565

Total Investments	$7,998,260,473	$457,301,906	$8,455,618	$8,464,017,997

$16,391,780 was transferred out of Level 3 into Level 2 at March 31, 2014 due to a restricted investment that became listed on a national exchange. $4,907,721 was transferred out of Level 2 into Level 1 at March 31, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

† See Statements of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund

	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$5,490,720,022	$69,722,473	$—	$5,560,442,495
Warrants†	—	249,867	—	249,867
Short Term Investments	—	126,526,001	—	126,526,001

Total Investments	$5,490,720,022	$196,498,341	$—	$5,687,218,363

$17,500,000 was transferred out of Level 3 into Level 2 at March 31, 2014 due to a restricted investment that became listed on a national exchange. $51,562,886 was transferred out of Level 1 into Level 2 at March 31, 2014 as a result of adjusting closing prices for certain securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

	Baron Opportunity Fund

	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$504,979,110	$4,917,538	$—	$509,896,648
Short Term Investments	—	3,936,815	—	3,936,815

Total Investments	$504,979,110	$8,854,353	$—	$513,833,463

$4,917,538 was transferred out of Level 3 into Level 2 at March 31, 2014 due to a restricted investment that became listed on a national exchange. $881,132 was transferred out of Level 2 into Level 1 at March 31, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

	Baron Fifth Avenue Growth Fund

	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$97,674,886	$—	$—	$97,674,886
Short Term Investments	—	5,662,898	—	5,662,898

Total Investments	$97,674,886	$5,662,898	$—	$103,337,784

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2014.

	Baron Discovery Fund

	Quoted Prices in
	Active Markets	Other
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$30,351,751	$—	$—	$30,351,751
Short Term Investments	—	3,393,463	—	3,393,463

Total Investments	$30,351,751	$3,393,463	$—	$33,745,214

† See Statements of Net Assets for additional detailed categorizations.

March 31, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	March 31,	March 31,
Securities	2013	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2014	2014
Private Equity Investments
Consumer
Discretionary	$11,752,000	$—	$(31,200,000)	$40,248,000	$—	$(20,800,000)	$—	$—	$—	$—
Financials	21,168,668	—	—	3,951,485	—	—	—	—	25,120,153	3,951,485

Total	$32,920,668	$—	$(31,200,000)	$44,199,485	$—	$(20,800,000)	$—	$—	$25,120,153	$3,951,485

	Baron Growth Fund

										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	March 31,	March 31,
Securities	2013	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2014	2014
Private Equity Investments
Consumer
Discretionary	$16,724,000	$—	$(44,400,000)	$57,276,000	$—	$(29,600,000)	$—	$—	$—	$—
Financials	7,125,521	—	—	1,330,097	—	—	—	—	8,455,618	1,330,097
Health Care	4,999,998	—	—	11,391,782	—	—	—	(16,391,780)	—	11,391,782

Total	$28,849,519	$—	$(44,400,000)	$69,997,879	$—	$(29,600,000)	$—	$(16,391,780)	$8,455,618	$12,721,879

	Baron Small Cap Fund

										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized		Sales/	Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation		Exercise	Into	Out of	March 31,	March 31,
Securities	2013	Discounts	(Loss)	(Depreciation)	Purchases	of Warrants	Level 3	Level 3	2014	2014
Private Equity Investments
Consumer
Discretionary	$20,410,000	$—	$(21,000,000)	$32,090,000	$—	$(14,000,000)	$—	$(17,500,000)	$—	$5,000,000
Warrants
Unclassified	0	—	2,075,003	—	—	(2,075,003)	—	—	—	—

Total	$20,410,000	$—	$(18,924,997)	$32,090,000	$—	$(16,075,003)	$—	$(17,500,000)	$—	$5,000,000

	Baron Opportunity Fund

										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	March 31,	March 31,
Securities	2013	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2014	2014
Private Equity Investments
Health Care	$1,500,001	$—	$—	$3,417,537	$—	$—	$—	$(4,917,538)	$—	$3,417,537

Baron Funds	March 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment corporations and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2014, the components of net assets on a tax basis were as follows:

			Baron	Baron	Baron Fifth	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$1,166,114,308	$3,962,049,976	$2,998,009,231	$362,772,868	$68,276,883	$31,750,660

Gross tax unrealized appreciation	1,571,886,675	4,539,497,761	2,767,798,362	165,707,395	35,144,902	2,467,367
Gross tax unrealized depreciation	(11,598,691)	(37,529,740)	(78,589,230)	(14,646,800)	(84,001)	(472,813)

Net tax unrealized appreciation	1,560,287,984	4,501,968,021	2,689,209,132	151,060,595	35,060,901	1,994,554
Net tax unrealized currency appreciation (depreciation)	—	(5,895)	—	(1)	240	(417)
Undistributed (accumulated) net investment income (loss)	(20,956,189)	34,010,706	5,076,981	(2,800,128)	20,479	(57,375)
Undistributed (accumulated) net realized gain (loss)	76,420,717	51,791,289	161,150,832	24,851,866	(1,629,732)	547,775
Paid-in capital	1,131,316,292	3,882,472,590	2,842,168,876	337,853,064	68,363,659	29,600,719

Net Assets	$2,747,068,804	$8,470,236,711	$5,697,605,821	$510,965,396	$101,815,547	$32,085,256

As of September 30, 2013, the Funds had capital loss carryforwards expiring as follows:

			Baron	Baron	Baron Fifth
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth
	Fund	Fund	Fund	Fund	Fund
September 30, 2018	$—	$—	$—	$—	$1,865,435
No expiration date	—	—	—	—	398,452

	—	—	—	—	$2,263,887

The tax character of distributions paid during the six months ended March 31, 2014 and the fiscal year ended September 30, 2013 was as follows:

	Six Months Ended		Year Ended
	March 31, 2014		September 30,2013

		Long Term		Long Term
Fund	Ordinary[1]	Capital Gain	Ordinary[1]	Capital Gain
Baron Asset Fund	$—	$229,335,684	$—	$155,105,744
Baron Growth Fund	—	192,256,798	24,466,687	545,058,763
Baron Small Cap Fund	—	208,572,249	—	126,975,437
Baron Opportunity Fund	—	28,773,006	—	5,921,562
Baron Fifth Avenue Growth Fund	—	—	—	—
Baron Discovery Fund	—	—	—	—

[1] For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of the Financial Accounting Standards Board (“FASB”) Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2014, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

March 31, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

				Net Change in
	Value at			Unrealized			Shares Held at	Value at
	September 30,	Purchase	Sales	Appreciation	Realized	Dividend	March 31,	March 31,
Name of Issuer	2013	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2014	2014
“Affiliated” Company as of March 31, 2014:
Choice Hotels International, Inc.	$129,893,925	$—	$—	$8,451,075	$—	$1,112,775	3,007,500	$138,345,000
Vail Resorts, Inc.	143,255,824	—	—	660,736	—	1,713,784	2,064,800	143,916,560

	$273,149,749	$—	$—	$9,111,811	$—	$2,826,559		$282,261,560

BARON SMALL CAP FUND

				Net Change in
	Value at			Unrealized			Shares Held at	Value at
	September 30,	Purchase	Sales	Appreciation	Realized	Dividend	March 31,	March 31,
Name of Issuer	2013	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2014	2014
“Affiliated” Company as of March 31, 2014:
The Chefs’ Warehouse, Inc.	$48,510,000	$—	$—	$(3,570,000)	$—	$—	2,100,000	$44,940,000
Del Frisco’s Restaurant Group, Inc.	32,272,000	8,617,666	—	16,305,334	—	—	2,050,000	57,195,000
Globe Specialty Metals, Inc.	61,640,000	—	—	21,640,000	—	—	4,000,000	83,280,000
The KEYW Holding Corp.	30,262,500	—	3,882,062	9,856,687	247,375	575,000	1,950,000	36,484,500
Rally Software Development	—	48,044,304	—	(21,284,304)	—	—	2,000,000	26,760,000

	$172,684,500	$56,661,970	$3,882,062	$22,947,717	$247,375	$575,000		$248,659,500

No Longer an “Affiliated” Company as of March 31, 2014:
BJ’s Restaurants, Inc.	$43,080,000	$—	$14,601,880	$9,267,335	$(5,035,455)	$—	1,000,000	$32,710,000
Bravo Brio Restaurant Group, Inc.	18,875,000	—	19,334,912	(326,596)	786,508	—	—	—
Susser Petroleum Partners LP	34,638,000	—	4,721,709	4,167,160	1,066,549	953,800	1,000,000	35,150,000
Viggle, Inc.[2]	1,654,546	—	—	(994,959)	—	—	31,818	659,587
Viggle, Inc., Warrants, Callable, Exp 8/22/2014[2]	—	—	—	—	—	—	25,000	—
Viggle, Inc., Warrants, Non-callable, Exp 4/27/2015[2]	38,182	—	—	(38,182)	—	—	6,818	—
Vitacost.com, Inc.	25,500,000	—	17,328,908	2,702,438	(10,873,530)	—	—	—
Vitacost.com, Inc. Warrants, Exp 2/15/2016	516,714	—	—	(266,847)	—	—	242,589	249,867

	$124,302,442	$—	$55,987,409	$14,510,349	$(14,055,928)	$953,800		$68,769,454

[1]  An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six month period ended March 31, 2014.

[2] Adjusted for reverse 1 for 80 stock split.

10. DISCLOSURES REGARDING OFFSETTING ASSETS AND LIABILITIES

In December 2011, the FASB issued an Accounting Standards Update (“ASU”) related to disclosures about offsetting assets and liabilities in financial statements. This ASU requires an entity to disclose both gross and net information for derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued an ASU to clarify the scope of disclosures about offsetting assets and liabilities. The ASU is effective for reporting periods beginning on or after January 1, 2013. The information required to be disclosed by the ASU for the Funds’ investments in repurchase agreements at March 31, 2014, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s statement of net assets. The information required to be disclosed by the ASU for the Funds’ securities lending agreement at March 31, 2014 can be found in each respective Fund’s Statement of Assets and Liabilities. The Funds did not hold derivatives or participate in borrowing activities at March 31, 2014.

Baron Funds	March 31, 2014

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12	$66.57	$60.08	$56.52	$47.89

Income (loss) from investment operations:
Net investment loss	(0.20)[1]	(0.34)[1]	(0.14)[1]	(0.23)[1]	(0.28)[1]	(0.20)[1]	(0.29)[1]	(0.10)[1]	(0.27)	(0.46)
Net realized and unrealized gain (loss) on investments	6.88	13.44	10.94	0.73	5.93	(5.68)	(12.08)	11.27	6.64	12.08

Total from investment operations	6.68	13.10	10.80	0.50	5.65	(5.88)	(12.37)	11.17	6.37	11.62

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)

Total distributions	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)

Net asset value, end of period	$62.45	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12	$66.57	$60.08	$56.52

Total return	11.28%[4]	27.17%	24.65%	0.85%	12.95%	(9.88)%	(19.14)%	19.56%	11.54%	25.21%

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,131.0	$2,024.2	$1,845.6	$1,924.9	$2,424.2	$2,652.6	$3,311.8	$4,468.0	$3,365.6	$2,687.4

Ratio of operating expenses to average net assets	1.31%[5]	1.32%	1.33%	1.33%	1.32%	1.36%[2]	1.33%[2]	1.34%[2]	1.33%	1.34%

Ratio of net investment loss to average net assets	(0.66)%[5]	(0.62)%	(0.28)%	(0.41)%	(0.61)%	(0.54)%	(0.49)%	(0.17)%	(0.49)%	(0.91)%

Portfolio turnover rate	6.25%[4]	12.04%	13.11%	23.89%	13.04%	14.67%	16.02%	13.39%	21.87%	11.47%

INSTITUTIONAL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009[3]
Net asset value, beginning of period	$62.20	$52.55	$49.30	$49.43	$43.65	$37.38

Income (loss) from investment operations:
Net investment income (loss)	(0.12)[1]	(0.21)[1]	0.01 [1]	(0.10)[1]	(0.15)[1]	(0.05)[1]
Net realized and unrealized gain on investments	6.98	13.62	11.01	0.74	5.93	6.32

Total from investment operations	6.86	13.41	11.02	0.64	5.78	6.27

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00

Total distributions	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00

Net asset value, end of period	$63.46	$62.20	$52.55	$49.30	$49.43	$43.65

Total return	11.42%[4]	27.51%	24.99%	1.14%	13.24%	16.77%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$616.1	$506.1	$386.7	$288.9	$242.8	$82.3

Ratio of operating expenses to average net assets	1.04%[5]	1.05%	1.06%	1.06%	1.06%	1.16%[5]

Ratio of net investment income (loss) to average net assets	(0.39)%[5]	(0.38)%	0.02%	(0.18)%	(0.33)%	(0.39)%[5]

Portfolio turnover rate	6.25%[4]	12.04%	13.11%	23.89%	13.04%	14.67%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

40	See Notes to Financial Statements.

March 31, 2014	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON GROWTH FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69	$54.55	$47.23	$45.96	$38.92

Income (loss) from investment operations:
Net investment income (loss)	0.241 [1]	(0.12)[1]	0.20 [1]	(0.29)[1]	(0.34)[1]	(0.18)[1]	(0.28)[1]	(0.25)[1]	(0.29)	(0.29)
Net realized and unrealized gain (loss) on investments	5.33	16.37	12.64	2.10	5.71	(2.47)	(10.07)	10.11	3.61	7.33

Total from investment operations	5.57	16.25	12.84	1.81	5.37	(2.65)	(10.35)	9.86	3.32	7.04

Less distributions to shareholders from:
Net investment income	0.00	(0.18)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.72)	(5.59)	(0.83)	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00

Total distributions	(1.72)	(5.77)	(0.83)	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00

Net asset value, end of period	$72.52	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69	$54.55	$47.23	$45.96

Total return	8.19%[4]	30.76%	28.12%	4.08%	13.77%	(6.34)%	(19.78)%	21.41%	7.36%	18.09%

Ratios/Supplemental data:
Net assets (in millions), end of period	$4,802.2	$4,644.2	$4,073.5	$4,110.8	$4,842.8	$5,034.5	$5,615.0	$7,075.9	$5,315.8	$5,005.1

Ratio of operating expenses to average net assets	1.29%[5]	1.30%	1.32%	1.32%	1.32%	1.35%[2]	1.32%[2]	1.31%[2]	1.31%	1.31%

Ratio of net investment income (loss) to average net assets	0.67%[5]	(0.20)%	0.38%	(0.56)%	(0.80)%	(0.56)%	(0.59)%	(0.49)%	(0.61)%	(0.73)%

Portfolio turnover rate	4.33%[4]	9.63%	13.70%	13.51%	16.12%	26.65%	25.97%	21.37%	21.27%	15.50%

INSTITUTIONAL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009[3]
Net asset value, beginning of period	$69.32	$58.70	$46.46	$44.52	$39.03	$33.71

Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.02 [1]	0.45 [1]	(0.17)[1]	(0.22)[1]	(0.04)[1]
Net realized and unrealized gain on investments	5.38	16.52	12.62	2.11	5.71	5.36

Total from investment operations	5.71	16.54	13.07	1.94	5.49	5.32

Less distributions to shareholders from:
Net investment income	0.00	(0.33)	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.72)	(5.59)	(0.83)	0.00	0.00	0.00

Total distributions	(1.72)	(5.92)	(0.83)	0.00	0.00	0.00

Net asset value, end of period	$73.31	$69.32	$58.70	$46.46	$44.52	$39.03

Total return	8.32%[4]	31.10%	28.45%	4.36%	14.07%	15.78%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,668.0	$2,976.7	$1,747.3	$1,261.8	$728.9	$238.7

Ratio of operating expenses to average net assets	1.04%[5]	1.05%	1.06%	1.06%	1.06%	1.13%[5]

Ratio of net investment income (loss) to average net assets	0.93%[5]	0.04%	0.83%	(0.33)%	(0.53)%	(0.29)%[5]

Portfolio turnover rate	4.33%[4]	9.63%	13.70%	13.51%	16.12%	26.65%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.	41

Baron Funds	March 31, 2014

FINANCIAL HIGHLIGHTS (Unaudited)

BARON SMALL CAP FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009		2008	2007	2006	2005
Net asset value, beginning of period	$32.83	$26.14	$20.84	$20.90	$17.96	$18.70		$25.47	$23.59	$23.08	$19.18

Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	(0.12)[1]	(0.19)[1]	(0.15)[1]	(0.06)[1]	(0.13)[1]		(0.09)[1]	(0.02)[1]	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	2.80	7.61	5.96	0.09 [2]	3.00	(0.61)		(5.01)	4.96	1.43	4.55

Total from investment operations	2.90	7.49	5.77	(0.06)	2.94	(0.74)		(5.10)	4.94	1.25	4.45

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Net realized gain on investments	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00	)3	(1.67)	(3.06)	(0.74)	(0.55)

Total distributions	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00)		(1.67)	(3.06)	(0.74)	(0.55)

Net asset value, end of period	$34.45	$32.83	$26.14	$20.84	$20.90	$17.96		$18.70	$25.47	$23.59	$23.08

Total return	8.96%[6]	29.51%	28.09%	(0.29)%	16.37%	(3.95)%		(21.44)%	22.54%	5.52%	23.56%

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,726.6	$3,626.1	$3,081.8	$2,842.0	$3,032.0	$2,719.4		$2,871.6	$3,522.4	$2,921.7	$2,828.6

Ratio of operating expenses to average net assets	1.30%[7]	1.31%	1.31%	1.31%	1.31%	1.34%[4]		1.32%[4]	1.31%[4]	1.33%	1.33%

Ratio of net investment income (loss) to average net assets	0.57%[7]	(0.42)%	(0.76)%	(0.63)%	(0.30)%	(0.86)%		(0.42)%	(0.09)%	(0.73)%	(0.48)%

Portfolio turnover rate	9.89%[6]	20.35%	28.02%	32.81%	27.22%	35.83%		41.52%	36.51%	39.99%	24.68%

INSTITUTIONAL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009[5]
Net asset value, beginning of period	$33.20	$26.36	$20.96	$20.97	$17.97	$15.52

Income (loss) from investment operations:
Net investment income (loss)	0.15 [1]	(0.05)[1]	(0.13)[1]	(0.10)[1]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gain on investments	2.83	7.69	6.00	0.09 [2]	3.03	2.49

Total from investment operations	2.98	7.64	5.87	(0.01)	3.00	2.45

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00

Total distributions	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00

Net asset value, end of period	$34.90	$33.20	$26.36	$20.96	$20.97	$17.97

Total return	9.10%[6]	29.85%	28.41%	(0.05)%	16.69%	15.79%[6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,971.0	$1,775.7	$1,111.0	$518.6	$261.1	$89.4

Ratio of operating expenses to average net assets	1.04%[7]	1.05%	1.05%	1.06%	1.06%	1.16%[7]

Ratio of net investment income (loss) to average net assets	0.84%[7]	(0.16)%	(0.53)%	(0.42)%	(0.15)%	(0.75)%[7]

Portfolio turnover rate	9.89%[6]	20.35%	28.02%	32.81%	27.22%	35.83%

[1]	Based on average shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
[3]	Less than $0.01 per share.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.
[6]	Not Annualized.
[7]	Annualized.

42	See Notes to Financial Statements.

March 31, 2014	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON OPPORTUNITY FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$19.26	$15.61	$12.83	$12.76	$10.61	$9.90	$13.01	$10.05	$9.16	$7.58

Income (loss) from investment operations:
Net investment loss	(0.12)[1]	(0.17)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.08)[1]	(0.09)[1]	(0.07)[1]	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments	1.49	4.06	2.95	0.23	2.28	0.79	(3.02)	3.03	0.92	1.66

Total from investment operations	1.37	3.89	2.78	0.07	2.15	0.71	(3.11)	2.96	0.89	1.57

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.20)	(0.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(1.20)	(0.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01

Net asset value, end of period	$19.43	$19.26	$15.61	$12.83	$12.76	$10.61	$9.90	$13.01	$10.05	$9.16

Total return	7.40%[3]	25.39%	21.67%	0.55%	20.26%	7.17%	(23.90)%	29.45%[4]	9.72%	20.84%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$398.4	$359.9	$332.4	$240.4	$214.4	$142.7	$154.4	$198.0	$145.4	$145.7

Ratio of operating expenses to average net assets	1.34%[5]	1.37%	1.39%	1.41%	1.44%	1.50%	1.42%	1.43%	1.45%	1.52%
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	(0.01)%	0.00%	(0.02)%

Ratio of net operating expenses to average net assets	1.34%[5]	1.37%	1.39%	1.41%	1.44%	1.50%	1.42%	1.42%	1.45%	1.50%

Ratio of net investment loss to average net assets	(1.20)%[5]	(1.02)%	(1.16)%	(1.11)%	(1.08)%	(1.00)%	(0.79)%	(0.61)%	(0.26)%	(1.01)%

Portfolio turnover rate	29.90%[3]	70.44%	88.56%	65.43%	76.44%	68.09%	61.44%	46.20%	67.25%	83.64%

INSTITUTIONAL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009[7]
Net asset value, beginning of period	$19.49	$15.75	$12.91	$12.80	$10.62	$8.88

Income (loss) from investment operations:
Net investment loss	(0.09)[1]	(0.13)[1]	(0.13)[1]	(0.12)[1]	(0.10)[1]	(0.02)[1]
Net realized and unrealized gain on investments	1.50	4.11	2.97	0.23	2.28	1.76

Total from investment operations	1.41	3.98	2.84	0.11	2.18	1.74

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.20)	(0.24)	0.00	0.00	0.00	0.00

Total distributions	(1.20)	(0.24)	0.00	0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00 [2]	0.00

Net asset value, end of period	$19.70	$19.49	$15.75	$12.91	$12.80	$10.62

Total return	7.52%[3]	25.74%	22.00%	0.86%	20.53%	19.59%[3,4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$112.6	$101.3	$62.5	$35.5	$25.5	$10.9

Ratio of operating expenses to average net assets	1.08%[5]	1.11%	1.13%	1.14%	1.18%	1.37%[5]
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	(0.12)%[5]

Ratio of net operating expenses to average net assets	1.08%[5]	1.11%	1.13%	1.14%	1.18%	1.25%[5]

Ratio of net investment loss to average net assets	(0.93)%[5]	(0.79)%	(0.90)%	(0.84)%	(0.83)%	(0.74)%[5]

Portfolio turnover rate	29.90%[3]	70.44%	88.56%	65.43%	76.44%	68.09%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Not Annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	Benefit of expense reduction rounds to less than 0.01%.
[7]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

See Notes to Financial Statements.	43

Baron Funds	March 31, 2014

FINANCIAL HIGHLIGHTS (Unaudited)

BARON FIFTH AVENUE GROWTH FUND
Selected data for a share outstanding throughout each period:

RETAIL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$14.42	$11.83	$8.98	$9.21	$8.60	$10.38	$14.12	$12.22	$11.56	$9.89

Income (loss) from investment operations:
Net investment income (loss)	(0.00)[1,2]	0.02 [1]	(0.03)[1]	(0.06)[1]	(0.03)[1]	0.03 [1]	0.00 [1,2]	(0.01)[1]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	1.71	2.57	2.88	(0.17)	0.66	(1.03)	(2.62)	1.91	0.68	1.72

Total from investment operations	1.71	2.59	2.85	(0.23)	0.63	(1.00)	(2.62)	1.90	0.66	1.67

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	(0.02)	(0.01)	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	(0.77)	(1.12)	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	0.00	(0.02)	(0.78)	(1.12)	0.00	0.00	0.00

Net asset value, end of period	$16.13	$14.42	$11.83	$8.98	$9.21	$8.60	$10.38	$14.12	$12.22	$11.56

Total return	11.86%[3,4]	21.89%[3]	31.74%[3]	(2.50)%[3]	7.38%[3]	(7.75)%[3]	(19.96)%[3]	15.55%	5.71%	16.89%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$57.7	$47.8	$34.8	$23.4	$29.0	$32.8	$58.2	$110.2	$123.3	$96.5

Ratio of operating expenses to average net assets	1.38%[5]	1.47%	1.55%	1.59%	1.62%	1.69%	1.47%	1.36%	1.39%	1.49%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.08)%[5]	(0.17)%	(0.25)%	(0.29)%	(0.25)%	(0.29)%	(0.07)%	0.00%[6]	0.00%	(0.09)%

Ratio of net operating expenses to average net assets	1.30%[5]	1.30%	1.30%	1.30%	1.37%	1.40%	1.40%	1.36%	1.39%	1.40%

Ratio of net investment income (loss) to average net assets	(0.06)%[5]	0.14%	(0.30)%	(0.55)%	(0.32)%	0.40%	(0.01)%	(0.08)%	(0.16)%	(0.58)%

Portfolio turnover rate	11.43%[4]	22.91%	79.07%	75.36%	57.67%	39.61%	39.59%	28.75%	105.77%	46.71%

INSTITUTIONAL SHARES	Six Months Ended March 31,	Year Ended September 30,

	2014	2013	2012	2011	2010	2009[7]
Net asset value, beginning of period	$14.53	$11.89	$9.00	$9.21	$8.61	$7.54

Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.05 [1]	(0.01)[1]	(0.03)[1]	(0.01)[1]	0.02 [1]
Net realized and unrealized gain (loss) on investments	1.73	2.59	2.90	(0.18)	0.66	1.05

Total from investment operations	1.74	2.64	2.89	(0.21)	0.65	1.07

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	(0.05)	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	0.00	(0.05)	0.00

Net asset value, end of period	$16.27	$14.53	$11.89	$9.00	$9.21	$8.61

Total return	11.98%[3,4]	22.20%[3]	32.11%[3]	(2.28)%[3]	7.59%[3]	14.19%[3,4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$44.1	$33.8	$18.9	$10.2	$10.4	$9.5

Ratio of operating expenses to average net assets	1.09%[5]	1.18%	1.26%	1.31%	1.35%	1.61%[5]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.04)%[5]	(0.13)%	(0.21)%	(0.26)%	(0.24)%	(0.46)%[5]

Ratio of net operating expenses to average net assets	1.05%[5]	1.05%	1.05%	1.05%	1.11%	1.15%[5]

Ratio of net investment income (loss) to average net assets	0.18%[5]	0.36%	(0.05)%	(0.30)%	(0.07)%	0.58%[5]

Portfolio turnover rate	11.43%[4]	22.91%	79.07%	75.36%	57.67%	39.61%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Benefit of expense reduction rounds to less than 0.01%.
[7]	For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

44	See Notes to Financial Statements.

March 31, 2014	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON DISCOVERY FUND
Selected data for a share outstanding throughout the period:

	RETAIL SHARES	INSTITUTIONAL SHARES

	Six Months	Six Months
	Ended	Ended
	March 31,	March 31,
	2014	2014
Net asset value, beginning of period	$10.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)[1]	(0.04)[1]
Net realized and unrealized gain on investments	2.77	2.77

Total from investment operations	2.71	2.73

Less distributions to shareholders from:
Net investment income	0.00	0.00
Net realized gain on investments	0.00	0.00

Total distributions	0.00	0.00

Net asset value, end of period	$12.71	$12.73

Total return	27.10%[2,3]	27.30%[2,3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$19.7	$12.4

Ratio of operating expenses to average net assets	2.68%[4]	2.38%[4]
Less: Reimbursement of expenses by Adviser and/or offsets	(1.33)%[4]	(1.28)%[4]

Ratio of net operating expenses to average net assets	1.35%[4]	1.10%[4]

Ratio of net investment loss to average net assets	(0.96)%[4]	(0.72)%[4]

Portfolio turnover rate	56.10%[3]	56.10%[3]

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Not Annualized.
[4]	Annualized.

See Notes to Financial Statements.	45

Baron Funds	March 31, 2014

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2013 and held for the six months ended March 31, 2014.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20141

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account Value	Account Value	Expense	Paid During
	Return	October 1, 2013	March 31, 2014	Ratio	the Period[2]
Baron Asset Fund- Retail Shares	11.28%	$1,000.00	$1,112.80	1.31%	$6.90
Baron Asset Fund- Institutional Shares	11.42%	$1,000.00	$1,114.20	1.04%	$5.48
Baron Growth Fund- Retail Shares	8.19%	$1,000.00	$1,081.90	1.29%	$6.70
Baron Growth Fund- Institutional Shares	8.32%	$1,000.00	$1,083.20	1.04%	$5.40
Baron Small Cap Fund- Retail Shares	8.96%	$1,000.00	$1,089.60	1.30%	$6.77
Baron Small Cap Fund- Institutional Shares	9.10%	$1,000.00	$1,091.00	1.04%	$5.42
Baron Opportunity Fund- Retail Shares	7.40%	$1,000.00	$1,074.00	1.34%	$6.93
Baron Opportunity Fund- Institutional Shares	7.52%	$1,000.00	$1,075.20	1.08%	$5.59
Baron Fifth Avenue Growth Fund- Retail Shares	11.86%	$1,000.00	$1,118.60[3]	1.30%[4]	$6.87
Baron Fifth Avenue Growth Fund- Institutional Shares	11.98%	$1,000.00	$1,119.80[3]	1.05%[4]	$5.55
Baron Discovery Fund- Retail Shares	27.10%	$1,000.00	$1,271.00[3]	1.35%[4]	$7.64
Baron Discovery Fund- Institutional Shares	27.30%	$1,000.00	$1,273.00[3]	1.10%[4]	$6.23

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2014

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account Value	Account Value	Expense	Paid During
	Total Return	October 1, 2013	March 31, 2014	Ratio	the Period[2]
Baron Asset Fund- Retail Shares	5.00%	$1,000.00	$1,018.40	1.31%	$6.59
Baron Asset Fund- Institutional Shares	5.00%	$1,000.00	$1,019.75	1.04%	$5.24
Baron Growth Fund- Retail Shares	5.00%	$1,000.00	$1,018.50	1.29%	$6.49
Baron Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,019.75	1.04%	$5.24
Baron Small Cap Fund- Retail Shares	5.00%	$1,000.00	$1,018.45	1.30%	$6.54
Baron Small Cap Fund- Institutional Shares	5.00%	$1,000.00	$1,019.75	1.04%	$5.24
Baron Opportunity Fund- Retail Shares	5.00%	$1,000.00	$1,018.25	1.34%	$6.74
Baron Opportunity Fund- Institutional Shares	5.00%	$1,000.00	$1,019.55	1.08%	$5.44
Baron Fifth Avenue Growth Fund- Retail Shares	5.00%	$1,000.00	$1,018.45[3]	1.30%[4]	$6.54
Baron Fifth Avenue Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,019.70[3]	1.05%[4]	$5.29
Baron Discovery Fund- Retail Shares	5.00%	$1,000.00	$1,018.20[3]	1.35%[4]	$6.79
Baron Discovery Fund- Institutional Shares	5.00%	$1,000.00	$1,019.45[3]	1.10%[4]	$5.54

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]	Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

46

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767 Fifth Avenue, 49th Fl. New York, NY 10153 1.800.99.BARON 212-583-2000 www.BaronFunds.com

MAR 14

Item 2.  Code of Ethics.
          Not applicable.

Item 3.  Audit Committee Financial Expert.
          Not applicable.

Item 4.  Principal Accountant Fees and Services.
          Not applicable.

Item 5.  Audit Committee of Listed Registrants.
          Not applicable.

Item 6.  Schedule of Investments.
          Included herein under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
          Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.
          Not applicable.

Item 11.  Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.
(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:
Ronald Baron
Chief Executive Officer

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Ronald Baron
Chief Executive Officer

Date:	May 29, 2014

By:
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 29, 2014